N-2 - USD ($)								10 Months Ended
		Jul. 29, 2026	Jun. 30, 2026	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024	[8],[9]	Jun. 08, 2023	[8],[9]
Cover [Abstract]
Entity Central Index Key		0001937073
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-266053
Investment Company Act File Number		811-23815
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		6
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		10
Entity Registrant Name		CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND
Entity Address, Address Line One		2020 Calamos Court
Entity Address, City or Town		Naperville
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60563
City Area Code		630
Local Phone Number		245-7200
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class C	Class I	Class M
Shareholder Transaction Fees
Maximum sales load imposed on purchases(1)	2.25%	None	None	None
Maximum contingent deferred sales charge(2)	None	1.00%	None	None
(1)

Investors purchasing Class A Shares may be charged a front-end sales load of up to 2.25% of the investor’s gross purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Class M Shares do not charge a front-end sales load, if you purchase Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”

(2)	Class C Shareholders may be subject to a contingent deferred sales charge on shares redeemed during the first 12 months after their purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Expenses
(as a percentage of average net assets attributable to Shares)
Management Fee	1.25%	1.25%	1.25%	1.25%
Interest payments on borrowed funds and securities sold short(3)	0.76%	0.76%	0.76%	0.76%
Other expenses(4)	0.38%	0.41%	0.42%	0.30%
Distribution and/or Service Fees (12b‑1)(5)	0.25%	1.00%	None	0.75%
Acquired Fund Fees and Expenses(7)	0.64%	0.64%	0.64%	0.64%
Total annual fund expenses	3.28%	4.06%	3.07%	3.70%
Expense reimbursement(6)	(0.12)%	(0.15)%	(0.16)%	(0.04)%
Total annual fund expenses after expense reimbursement(6)	3.16%	3.91%	2.91%	3.66%
(3)	These expenses represent interest payments in connection with the Fund’s credit facility. See “Investment Objective, Opportunities and Strategies — Leverage.”
(4)	Other expenses include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund and fees payable to the Independent Trustees.
(5)

Class C Shares and Class M Shares pay to the Distributor a distribution fee that accrues at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares or Class M Shares, respectively (the “Distribution Fee”). Class A Shares and Class C may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. See “Plan of Distribution.”

(6)

The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed on a monthly basis, until at least July 31, 2027, to reimburse on a 50/50 basis between the Advisor and the Sub-Advisor the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of (i) the Investment Management Fee (as defined herein), (ii) the Shareholder Servicing Fee (as defined herein), (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.25% of the average daily net assets of such Class (the “Expense Limitation”).

If, while the Advisor is the investment advisor to the Fund and the Sub-Advisor is investment sub-advisor to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Advisor and Sub-Advisor shall be entitled to reimbursement by the Fund on a 50/50 basis of the other expenses borne by the Advisor and Sub-Advisor on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Advisor and Sub-Advisor will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Advisor and Sub-Advisor may recapture a Specified Expense in any year within the thirty-six (36) month period after the Advisor and Sub-Advisor bear the expense. See “Fund Expenses — Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect until at least July 31, 2027, unless and until the Board approves its renewal, modification or termination. The Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. See “Fund Expenses.”

(7)

Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year. Acquired Fund Fees and Expenses include the fees and expenses attributable to Private Funds in which the Fund may invest, which may include carried interest, incentive fees or allocations based on performance that are paid to the manager of a Private Fund or its affiliates. The Acquired Fund Fees and Expenses disclosed are estimated based in part on the operating history of the Private Funds in which the Fund invests, which may change substantially over time. The Private Funds in which the Fund intends to invest generally charge a management fee of 0.5% to 1.5% based on the original cost of their investments, and performance or incentive fees or allocations are typically 0% to 15% of a Private Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Managers. Actual fees and expenses may be greater or less than those shown. See “Special Risks of Investing in Private Funds; Reliance on Underlying Managers —Multiple Levels of Fees and Expenses” beginning on page 59 of this Prospectus.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A
1 Year	3 Years	5 Years	10 Years
$54	$120	$189	$371
Class C
1 Year	3 Years	5 Years	10 Years
$39	$122	$207	$425
Class I
1 Year	3 Years	5 Years	10 Years
$29	$93	$160	$337
Class M
1 Year	3 Years	5 Years	10 Years
$37	$113	$191	$395

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return, and a redemption of Shares in full at the end of such period:

Class C
1 Year	3 Years	5 Years	10 Years
$49	$122	$207	$425
*

If the contingent deferred sales charge applies, the hypothetical expenses you would pay on $1,000 investment in Class C Shares would be $10, assuming annual expenses attributable to Shares remain unchanged, Shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1-year period. See “Contingent Deferred Sales Charge” under “Share Repurchase Program.”

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on the purchase of Class M Shares, which are not reflected in the example. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Investment Management Fee.”

Purpose of Fee Table , Note [Text Block]		The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to Shares
Other Expenses, Note [Text Block]		Other expenses include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund and fees payable to the Independent Trustees.
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year. Acquired Fund Fees and Expenses include the fees and expenses attributable to Private Funds in which the Fund may invest, which may include carried interest, incentive fees or allocations based on performance that are paid to the manager of a Private Fund or its affiliates. The Acquired Fund Fees and Expenses disclosed are estimated based in part on the operating history of the Private Funds in which the Fund invests, which may change substantially over time. The Private Funds in which the Fund intends to invest generally charge a management fee of 0.5% to 1.5% based on the original cost of their investments, and performance or incentive fees or allocations are typically 0% to 15% of a Private Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Managers. Actual fees and expenses may be greater or less than those shown. See “Special Risks of Investing in Private Funds; Reliance on Underlying Managers —Multiple Levels of Fees and Expenses” beginning on page 59 of this Prospectus.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES

Investment Objectives

The Fund’s investment objectives are to seek attractive risk-adjusted returns and high current income. There can be no assurance that the Fund will achieve its investment objectives.

Investment Opportunities and Strategies

The Fund seeks to achieve its investment objectives by primarily investing across the Private Credit asset class, with the remainder of the Fund’s assets invested in one or more liquid alternative investment strategies, which seek to outperform cash yields. Private Credit is funding that is provided to companies that is not sourced from public markets (such as proceeds raised from the sale of listed equities and publicly traded bonds). The Fund may invest in additional strategies in the future.

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in credit and income related instruments. Credit and income related instruments may include the following: (a) senior secured term loans, including direct unrated private first lien and unitranche loans typically collateralized by corporate or asset-backed collateral; (b) privately originated hybrid securities (including income producing preferred equity securities); (c) Private Funds; (d) privately originated unrated mezzanine and subordinated loans typically issued by companies or SPVs collateralized with corporate and asset-backed collateral; (e) middle market and broadly syndicated CLOs; (f) unlisted and listed BDCs that primarily invest in Private Credit loans; (g) high yield bonds (“junk bonds”), broadly syndicated levered loans, rated and unrated notes and investment grade rated corporate debt and securitized credit (RMBS, CMBS and ABS); and (h) warehouse and backstop facilities, asset-backed securities, leases, royalties, funding agreements, litigation and other claims, insurance-related assets, and equity investments in private specialty finance companies, etc. In addition, the Fund intends to count the value of any cash or cash equivalents, including investments in money market funds or U.S. Treasury securities with remaining maturities of one year or less, that cover unfunded commitments to invest in credit and income related instruments that the Fund reasonably expects to be called in the future as a qualifying investment in credit and income related instruments for purposes of its 80% policy. The Fund’s investments will vary in credit quality, maturity length and duration and are unlikely to be rated by an NRSRO. It is expected that, under normal circumstances, investments in Private Funds will generally not exceed 35% of the Fund’s portfolio. The Fund may change its 80% policy without Shareholder approval if (i) the Fund provides at least 60 days’ prior notice of such policy change, (ii) the Fund conducts a repurchase offer at its net asset value in advance of the change, and (iii) the repurchase offer is not oversubscribed.

The Fund may make non-U.S. investments, including those that are not denominated in U.S. dollars. In certain cases, the currency fluctuations of investments may be hedged through the use of currency derivatives or other instruments.

The Fund utilizes multiple sourcing partners to originate investments. The Advisors believe that this approach can provide the Fund with a wide range of potential investments and exposure across the Private Credit asset class with respect to sectors, strategies, industries, geographies, and investment structures. This allows the Advisors the ability to dynamically allocate new investments based on a number of potential factors, including relative value considerations.

Private Credit Investment Strategies

“Private Capital” is the broad term for funding provided to companies that is not sourced from the public markets (such as proceeds raised from the sale of listed equities and publicly traded bonds), nor sourced from traditional financial institutions (such as banks). Private Capital that is lent to companies through a loan or other form of debt is generally referred to as “Private Credit.” While this form of lending is not new, growth of the Private Credit asset class has accelerated since the financial crisis of 2007‑2009 amidst increased banking regulations and the significant growth of the broader private equity market along with increased applications for Private Credit lending to support a variety of businesses and transaction types.

The Advisors believe Private Credit investments can provide higher-yielding opportunities to investors seeking increased returns relative to public fixed income securities. Private Credit investments are often senior-secured and feature floating rate interest payments. The Advisors also believe that Private Credit can add diversification to portfolios as there are a number of different sectors and strategies within the Private Credit asset class.

The typical characteristics of Private Credit investments are outlined below:

•
Underlying Assets/Collateral Types:
Corporate, real estate, real assets, consumer
•
Capital Structure:
1st lien loans, 2nd lien loans, mezzanine, structured equity
•
Duration:
2‑5 years for loan investments
•
Yield:
Floating rate-based
•
Returns Drivers:
Predominately contractual yield payments but will vary by investment type

Private Credit can play an important role in an investor’s overall portfolio, including, in the view of the Advisors, the potential for:

•
Income Generation: Cash distributions on a quarterly basis are typical for Private Credit investments, generally providing opportunities for relatively reliable cash flows;
•
Private Capital Illiquidity Premium: The Advisors believe Private Credit typically offers the potential for higher risk-adjusted returns versus comparable public fixed income alternatives;
•
Downside Risk Protection: Private Credit investments are typically senior in the capital structure and may feature covenants that provide downside protection;
•
Diversification: The various Private Credit strategies provide exposure to a wide spectrum of underlying loan collateral types, deal structures, and economic drivers (i.e., company cash flows, lease payments, royalties, mortgage payments, etc.); and
•
Floating Rate Coupons: Private Credit investments typically consist of floating interest rate coupon loans. Such variable interest rate loans can reduce the relevant investment’s interest rate risks in the case of a rising global and U.S. interest rate environment.

The Private Credit asset class, as defined by the Sub-Advisor, consists of six sectors: (i) Direct Lending, (ii) Distressed Debt and Special Situations, (iii) Specialty Finance, (iv) Real Estate Credit, (v) Real Assets Credit and (vi) Mezzanine. As illustrated below, each sector consists of a number of underlying Private Credit strategies and deal types.

The Fund will invest across some, but not necessarily all, of the above Private Credit strategies and deal types as it seeks to build a portfolio with a wide range of credit investments providing broad exposure to the Private Credit asset class, although actual exposure to any given sector may vary over time. In doing so, the Fund seeks to gain exposure to a wide range of underlying collateral types, geographies, industries, returns drivers, borrower sizes, uses of debt proceeds, originators and sponsors, and forms of investment, among other attributes.

These Private Credit investments are expected to focus on senior secured debt including first lien, unitranche, second lien and related instrument types secured by a range of underlying collateral and typically issued by performing borrowers. The Fund’s returns are expected to be driven by contractual loan income payments (typically floating rate cash coupon payments) as well as, in some cases, purchase discounts, warrants and other equity participation. The Fund’s Private Credit investments will vary in credit quality, maturity length, and duration, and are unlikely to be rated by an NRSRO.

Private Credit — Direct Lending

Through its direct lending strategies, the Fund may invest directly in or indirectly in privately originated unrated senior secured term loans (typically first lien or “unitranche” loans) to predominantly middle market companies to facilitate buyouts, refinancings or recapitalizations, growth initiatives, and other corporate uses. Generally, the term “middle market” refers to companies with approximately $10 million to $100 million of EBITDA, which the Advisors believe is a useful proxy for cash flow although there may be other metrics to define “middle market.” Actual borrower EBITDA of portfolio companies targeted in the Fund may, however, be larger or smaller than this range. Borrowers may be either owned by private equity firms or by individuals, founders, or other companies. The Fund generally seeks to favor loans to borrowers that have historically featured revenue drivers with less correlation to macroeconomic movements and the overall business cycle.

Private Credit — Distressed Debt and Special Situations

Through its distressed debt and special situations strategies, the Fund may opportunistically seek to invest in obligations across the capital structure (including secured debt, senior and subordinated unsecured debt, convertible debt obligations, preferred stock and public and private equity) collateralized by:

i.
Assets that are undergoing restructuring, reorganization, or bankruptcy;
ii.
Assets experiencing operational or financial difficulty in which a possible turnaround is anticipated;
iii.
Assets in industries that are in turmoil;
iv.
Assets that are potentially undervalued as a result of discrete events; and
v.
Pre-reorganization debt claims where there is an expectation of a future restructuring into performing loans or equity in the reorganized companies.

Distressed and special situation strategies may include, but are not limited to, corporate distressed transactions, real estate distressed transactions, NPLs, as well as new debt financings to stressed borrowers (capital solutions). The strategy may feature exposure to public credit investments that are trading at discounts. Returns for distressed and special situation strategies will generally be driven by the purchase discounts to par value of the acquired debt along with contractual income payments and potentially other opportunities to increase returns such as equity participations.

Private Credit — Specialty Finance

Through its specialty finance strategies, the Fund may invest in privately originated senior secured “re-discount” loans (lending against pools of loans at a discount to estimated fair value), asset-backed securities and loans, and subordinated and/or hybrid transactions that may be collateralized by different, non-corporate collateral types and other types of loans. Specialty finance transactions may also include the direct purchases of small balance whole loans, as well as debt or equity investments in asset management platforms. Specialty finance investments are expected to provide collateral diversification and potentially introduce less correlated exposure to the Fund.

Some examples of specific specialty finance investment strategies are introduced below:

•
Portfolio Finance: loans or preferred equity securities collateralized by private fund investments;
•
Rediscount / Consumer and SME Lending: loans or securitizations collateralized by consumer or small business obligations or receivables, the direct purchase of said loans, or an investment in the equity of a private company whose main business is the origination of consumer and SME loans (i.e., loans to small- and medium-size enterprises);
•
Regulatory Capital Relief: synthetic securitization of bank balance sheet loan holdings driven by regulatory restrictions/constraints;
•
Music/Film/Media Royalties: loans or royalty streams backed by revenue generated from music catalogues, movie rights, or other forms of entertainment, as well as the purchase of holding companies or operating companies with material revenue streams generated from entertainment content;
•
Healthcare Lending and Royalties: loans or royalty streams tied to healthcare companies secured by physical assets, intellectual property, and contractual revenue streams; typically, on a senior secured basis with occasional economic enhancements provided by warrants, or other equity participations;
•
Litigation Finance: financings focused on participating in contingency outcome litigation, as well as lending to law firms or against pools of ongoing legal cases; and

•
Asset-Based Lending: lending collateralized by current assets and other collateral held on corporate balance sheets, including but not limited to inventory, receivables, real estate, intellectual property, equipment/fixtures, and contracts.

Private Credit — Real Estate Credit

Through its real estate credit strategies, the Fund may invest in privately originated senior secured and subordinated and/or hybrid loans collateralized by real estate. Real estate loans can include, but are not limited to, transitional loans, core loans, bridge loans, non-qualified mortgage loans, SFR loans, residential NPLs, and mortgage servicing rights. Within real estate credit, the Fund may invest in construction, value-add or turnaround loans where performance is predicated on any of construction completion, property improvement, or future increases in occupancy, among other developments.

Private Credit — Real Asset Credit

Through its real assets credit strategies, the Fund may invest in privately originated, typically subordinated and/or hybrid loans (i.e., holding company loans subordinated to operating company debt, mezzanine loans, leases) collateralized by, but not limited to, infrastructure, energy companies and projects, transportation and equipment assets, metals and mining companies and projects, and agriculture.

Private Credit — Mezzanine

Through its mezzanine strategies, the Fund may invest in unsecured loans including unitranche last-out, second lien, mezzanine, and other subordinated debt with features of both debt and equity. Transactions will typically be secured by middle market companies looking to effectuate buyout transactions and/or recapitalizations or refinancings but may feature a variety of underlying collateral types.

Accessing the Private Credit Asset Class

In seeking to build a portfolio with a wide range of credit investments, the Fund expects to source Private Credit investments in a variety of ways, including via:

(i)
Direct Credit Investments: The Fund may invest in Private Credit investments by purchasing or investing in loans or other investments from/with asset managers and financial institutions specialized in Private Credit originations. The Fund may also source direct credit investments from private equity sponsors and other asset owners. These direct investments typically take the form of loan assignments or participations.
(ii)
Securitizations: The Fund may invest in (typically) private and unrated securitizations including CLOs backed by middle market loans as well as ABS across a variety of sectors within Private Credit, and in related investment strategies such as warehouse financings, backstop facilities, credit default swaps, among others. The Fund may invest across the capital structure of different securitizations to tailor exposure and target risk-adjusted current income and returns.
(iii)
BDCs: The Fund may invest in the equity or debt of both traded and non-traded BDCs that primarily originate and manage middle market and specialty finance debt.
(iv)
Non-Registered Private Credit Primary Funds and Secondaries: The Fund may invest in Private Funds, i.e., non-registered investment funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1), 3(c)(5)(C) or 3(c)(7) of the 1940 Act, that in turn invest in Private Credit assets. The Fund may also purchase Private Funds through secondary transactions. Private Funds purchased through secondary transactions are typically at a later stage in their lifecycle and fees are therefore typically charged on a portfolio that is closer to fully invested, which may mitigate the J-curve effect of investing in Private Funds that invest in Private Credit (i.e., the effect showing an initial loss that typically occurs when fees are accrued on fund commitment as opposed to net asset value amounts). Secondaries typically provide the opportunity to buy the Private Funds at a discount to their NAV.

Liquid Alternative Investments and Fixed Income Strategies

Through its liquid alternative strategies, the Fund seeks to achieve high current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole by investing in (i) equities, (ii) convertible securities (including synthetic convertible securities) of U.S. companies without regard to market capitalization, and (iii) employing short selling and entering into total return swaps to enhance income and hedge against market risk. The convertible securities in which the Fund may invest may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased will typically range from two to ten years.

A synthetic convertible instrument is a financial instrument (or two or more securities held in tandem) that is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, the Fund may combine a basket of fixed-income securities with a basket of warrants or options that together produce economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE Indexes) or ETFs.

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs.

In connection with these liquid alternative strategies, the Fund may invest in high yield fixed-income securities (often referred to as “junk bonds”), obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed debt securities (including TBAs); corporate debt securities, repurchase agreements, convertible securities, money market instruments, Treasury Bills, and other securities believed to have debt-like characteristics (such as preferred securities and corporate loans and related assignments and participations). The Fund may invest in liquid alternative strategies, including but not limited to, stocks, rights, warrants, and other securities. The Fund may also employ a merger arbitrage strategy that seeks to exploit market inefficiencies related to merger and acquisition activity by investing in shares of target companies in these proposed transactions. Given uncertainty regarding whether each transaction will be approved and the length of time it will take to finalize the deal, the stock of a target company typically sells at a price below the announced acquisition price. The strategy seeks to generate gains as the merger or acquisition is completed. To the extent the transaction proceeds of a proposed merger or acquisition includes stock of the acquirer, the Fund will typically hedge its long position in a target company by shorting the stock of the acquiring company. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund may also invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1‑4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1‑4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund.

Other Investment Strategies

The Fund may invest in notes, bills, debentures, government and municipal obligations and other credit instruments with similar economic characteristics. In addition, from time to time, the Fund may invest in or hold common stock and other equity securities incidental to the purchase or ownership of a credit investment or in connection with a reorganization of a borrower. The Fund may utilize derivative instruments to achieve its investment objectives. Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The debt securities described above may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets such as car loans or aviation financing. The Fund may also acquire Secondary Investments as a member of a purchasing syndicate.

Foreign Instruments

The Fund may make investments in non-U.S. entities, including issuers in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. The Fund reserves the right to purchase securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers. Factors considered in determining whether an issuer may be deemed to be from a particular foreign country or geographic region include, among others, the issuer’s principal trading market, the country in which the issuer was legally organized, and whether the issuer derives a substantial portion of its operations or assets from a particular country or region or derives a substantial portion of its revenue or profits from businesses, investments or sales outside of the United States.

Illiquid and Restricted Securities

The Fund invests in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.

Cash and Short-Term Investments

The Fund may invest its cash balances in money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.

Overview of Investment Process

The Advisor’s personnel manage the Advisor’s various functions and roles including, but not limited to, the Advisor’s board of directors, Valuation Committee (as defined herein) and officers. The Advisor and Sub-Advisor seek to rely on the combined institutional knowledge and experiences of their personnel to manage the operations and business of the Fund and the Advisors in a streamlined, coordinated manner.

Sub-Advisor’s Private Credit Investment Process

The Sub-Advisor seeks to leverage its broad, global institutional alternatives platform to uncover an extensive array of credit opportunities and gain market and transaction insights through its network of industry relationships. The Sub-Advisor’s Private Credit investment process typically involves the analysis of investment specific information during the due diligence process along with insights gained from proprietary private transaction databases.

The Sub-Advisor’s Private Credit due diligence process follows a team-based approach and includes several layers of review. The Sub-Advisor’s internal workflow management system sets tasks and various deliverables and tracks due diligence progress.

Direct Private Credit Investment Process

The Sub-Advisor actively sources Private Credit investments from a broad network of industry relationships including Private Credit asset managers, origination platforms, private equity asset managers, financial intermediaries, among other parties.

The Sub-Advisor’s due diligence may examine some or all of the following deal attributes, along with other factors.

The Sub-Advisor’s Private Credit underwriting process encompasses a range of information and analyses which may include transaction pitchbooks and related materials, financial models, credit materials from sourcing partners, and third-party reports on quality of earnings, industry dynamics, and environmental factors, among other factors.

Private Credit Secondaries Investment Process

Private Credit secondaries offer the opportunity to purchase Private Funds that invest in Private Credit assets and that are already partially or fully invested, often at a discount to NAV, and represent a growing market opportunity given the growth of the Private Credit asset class in recent years. The Sub-Advisor maintains an active Private Credit secondary transaction sourcing effort via relationships with secondary intermediaries, global institutional investors, and the Private Credit investment management community, all of which can be sources of secondaries investment opportunities. The Sub-Advisor’s investment process for evaluating secondary transactions focuses on evaluating the target fund’s existing portfolio of Private Credit investments and modeling a secondary investor’s potential return. This process typically incorporates stress testing related to price and other variables, as well as consideration of alternate investment structures or purchase options. Please see “Types of Principal Investments and Related Risks — Special Risks of Investing in Private Funds; Reliance on Underlying Managers — Purchases of Secondary Investments Based on Available Information” and “Types of Principal Investments and Related Risks — Special Risks of Investing in Private Funds; Reliance on Underlying Managers — Admission as a Partner” on page 63 of this Prospectus for additional information relating to the availability of purchase information, consents and other considerations that may impact the Fund’s ability to acquire or dispose of these types of investments.

Private Credit Primary Funds Investment Process

The Sub-Advisor evaluates potential third-party investment managers, primary Private Funds or investment vehicles in the context of a third-party investment manager’s capabilities and the Sub-Advisor’s opinion of the current and forward-looking Private Credit market opportunity. Screening criteria can include, but are not limited to, the capabilities and experience of an investment manager’s broader platform, particularly, in Private Credit, investment team depth and perceived quality, proposed investment strategy, risk management approach, historical track record, investment terms, market references, among other factors. The Sub-Advisor’s due diligence process also typically encompasses loan level quantitative analyses using the Sub-Advisor’s Private Credit loan transactions database to compare advisors and assess differences in across various metrics (e.g., underlying loan performance, attribution, risk, etc.). The Sub-Advisor may also review a range of underlying transactions (case studies) to evaluate sourcing partner’s credit underwriting, deal flow quality, and risk tolerance, among other factors. Evaluations will vary based on the facts and circumstances of each case, as not all factors are always relevant or, in the Sub-Advisor’s experience and estimation, material.

The Sub-Advisor’s Private Credit primary fund ODD process includes an evaluation of a range of factors which may include some or all of the following: (i) operational structure and process (e.g., organizational setup, trading and wiring controls, valuation procedures, strength of compliance program, back-office infrastructure);

(ii) conflicts of interest (e.g., affiliated entities, revenue sources, outside business activities); (iii) monitoring and security (e.g., systems, cybersecurity, disaster recovery); (iv) third-party providers (e.g., servicers) and secondary due diligence; (v) valuation processes; (vi) legal terms and investment structures, among several other factors.

Liquid Alternatives and Fixed Income Investment Process

With respect to the liquid alternative portion of the Fund, the Advisor employs an investment process that starts with fundamental research and proprietary scans to identify opportunities. Fundamental research considers credit valuation, equity valuation and specific catalysts or events to identify positive probability-weighted expected return profiles and asymmetric payouts. Proprietary scans seek to identify mispriced securities in the primary and secondary markets.

With respect to the fixed income portion of the Fund, the Advisor searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Advisor recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The Advisor will sell a security if it becomes concerned about its credit risk, is forced by market factors to raise money, or an attractive replacement is available.

Definition of Rule 35d-1 Term in Fund Name [Text Block]

The Fund seeks to achieve its investment objectives by primarily investing across the Private Credit asset class, with the remainder of the Fund’s assets invested in one or more liquid alternative investment strategies, which seek to outperform cash yields. Private Credit is funding that is provided to companies that is not sourced from public markets (such as proceeds raised from the sale of listed equities and publicly traded bonds). The Fund may invest in additional strategies in the future.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in credit and income related instruments. Credit and income related instruments may include the following: (a) senior secured term loans, including direct unrated private first lien and unitranche loans typically collateralized by corporate or asset-backed collateral; (b) privately originated hybrid securities (including income producing preferred equity securities); (c) Private Funds; (d) privately originated unrated mezzanine and subordinated loans typically issued by companies or SPVs collateralized with corporate and asset-backed collateral; (e) middle market and broadly syndicated CLOs; (f) unlisted and listed BDCs that primarily invest in Private Credit loans; (g) high yield bonds (“junk bonds”), broadly syndicated levered loans, rated and unrated notes and investment grade rated corporate debt and securitized credit (RMBS, CMBS and ABS); and (h) warehouse and backstop facilities, asset-backed securities, leases, royalties, funding agreements, litigation and other claims, insurance-related assets, and equity investments in private specialty finance companies, etc. In addition, the Fund intends to count the value of any cash or cash equivalents, including investments in money market funds or U.S. Treasury securities with remaining maturities of one year or less, that cover unfunded commitments to invest in credit and income related instruments that the Fund reasonably expects to be called in the future as a qualifying investment in credit and income related instruments for purposes of its 80% policy. The Fund’s investments will vary in credit quality, maturity length and duration and are unlikely to be rated by an NRSRO. It is expected that, under normal circumstances, investments in Private Funds will generally not exceed 35% of the Fund’s portfolio. The Fund may change its 80% policy without Shareholder approval if (i) the Fund provides at least 60 days’ prior notice of such policy change, (ii) the Fund conducts a repurchase offer at its net asset value in advance of the change, and (iii) the repurchase offer is not oversubscribed.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]		Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in credit and income related instruments.
Risk Factors [Table Text Block]

TYPES OF PRINCIPAL INVESTMENTS AND RELATED RISKS

Prospective investors should carefully consider the principal risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition, and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.

Risks Associated with Market Conditions and Investment Opportunities

General Economic Conditions and Recent Events

Difficult global credit market conditions have adversely affected the market values of equity, fixed-income, hard assets, and other securities and these circumstances may continue or even deteriorate further. The short- and longer-term impact of these events is uncertain, but could have a material effect on general economic conditions, consumer and business confidence and market liquidity. Investments made by the Fund are expected to be sensitive to the performance of the overall economy, and thus the value of Fund investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. A negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which could have a material adverse effect on the performance of the Fund and these or similar events may affect the ability of the Fund to execute its strategy. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund from its banks, dealers and other counterparties is typically reduced during market disruptions. Market disruptions caused by unexpected political, military, and terrorist events may from time to time cause dramatic losses for the Fund, and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Certain foreign governments have threatened or instituted, or may in the future threaten or institute, retaliatory tariffs on certain U.S. goods. Tariffs may be subject to legal challenge and may be modified, limited or invalidated by judicial or regulatory action. The scope, timing and ultimate validity of any such tariffs, and of any governmental response to legal challenges, is uncertain, and significant uncertainty continues to exist about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S., the stability of global financial markets, and global economic conditions.

International war or conflicts (including ongoing wars in Europe and the Middle East) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe, South America and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. The ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East have created, and continue to create, economic and political uncertainties and have contributed to recent global economic instability. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as the Fund. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Significant uncertainty exists with respect to changes in legislation, regulation, and government policy at the federal, state, and local levels in the U.S. and internationally. Recent and potential future changes to fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policies may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, corporate taxes, inflation, and the overall regulatory environment. These uncertainties and changes could adversely affect the Fund’s business, financial condition, operating results, and cash flows.

Availability of Suitable Investments

While the Advisors believe that many attractive investments of the type in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.

Competition

The markets for securities in the Fund’s investment program are highly competitive. The Fund competes for investment opportunities with a significant number of financial institutions as well as various institutional investors. Some of these competitors are larger and have greater financial, human, and other resources than the

Fund and may in certain circumstances have a competitive advantage over the Fund. As a result of this competition, there may be fewer attractively priced investment opportunities than in the past, which could have an adverse impact on the ability of the Fund to meet its investment goals. Increased competition may also reduce the Fund’s ability to identify and secure attractive investment opportunities. Furthermore, many of the Fund’s competitors may not be subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC. As a result, such competitors may have greater flexibility in structuring their investments and may be able to offer terms that the Fund cannot match without jeopardizing its regulatory status. There can be no assurance that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.

No Assurance of Investment Return

The Fund’s task of identifying and evaluating investment opportunities, managing such investments, and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage, and realize a profit on such investments successfully. The Advisors believe that the investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.

Risks Associated with the Fund’s Investments and Investment Activities

Direct Lending

The Fund will invest in directly originated senior secured loans, including unitranche loans, of performing middle market companies (“Senior Capital Debt Securities”).

The value of the Fund’s assets is volatile and may fluctuate due to a variety of factors that are inherently difficult to predict and are outside of the Advisors’ control, including prevailing credit spreads, general economic conditions, financial market conditions, domestic or international economic or political events, developments or trends in any particular industry, changes in interest rates, or the financial condition of the obligors of the Fund’s assets. In particular, the market for Senior Capital Debt Securities has experienced periods of volatility in the supply of, and demand for, such loans, resulting in volatility in, among other things, spreads, interest rate floors, purchase price discounts, leverage, covenants, structure, and other terms. Because loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market, especially in the middle market, has been small relative to the high-yield debt securities market.

The obligors of the Fund’s assets will primarily be privately owned middle market businesses. There is generally no publicly available information about these businesses. Some obligors may not meet net income, cash flow, and other coverage tests typically imposed by lenders. Numerous factors may affect an obligor’s ability to repay its related obligations, including the failure to meet its business plan, a downturn in its industry, and continuing negative economic conditions. A deterioration in an obligor’s financial condition and prospects may be accompanied by deterioration in the collateral securing the Fund’s assets or the recuring revenue of the obligor. Such deterioration might impair the ability of such obligor to obtain refinancing or force it to seek to have the Fund’s asset restructured.

Senior Capital Debt Securities are generally considered speculative in nature and may end up in default for a variety of reasons. A defaulted asset may become subject to either substantial workout negotiations or a restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal, and a substantial change in the terms, conditions, and covenants with respect to such defaulted asset. In addition, such negotiations or restructuring may be quite extensive, protracted, and costly over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such defaulted asset. The liquidity of a defaulted asset will be limited, and to the extent that a defaulted asset is sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.

Loans to middle market businesses generally carry both higher interest rates and more inherent risks than loans to larger, publicly traded businesses. These middle market companies generally have more limited access to capital and higher financing costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market businesses typically have narrower product lines and smaller market shares than larger businesses. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These businesses may also experience substantial variations in operating results. Typically, the success of a middle market business also depends on the management talents and efforts of one or two persons or a small group of persons. The death, disability, or resignation of one or more of such persons could have a material adverse impact on the obligor and its ability to repay its obligations. In addition, middle market businesses often need substantial additional capital to expand or compete and will often have borrowed money from other lenders and may need additional capital to survive any economic downturns. Accordingly, loans made to middle market companies involve higher risks than loans made to companies that have larger businesses, greater financial resources, or that are otherwise able to access traditional credit sources.

There can be no assurance as to the levels of defaults or the amount or timing of recoveries that may be experienced with respect to the Fund’s assets. Any increase in default levels or decrease in recovery rates, or delays in receipt of recoveries, could adversely affect distributions, if any, to the Fund.

There can be no assurance that the Advisors will correctly evaluate the nature and magnitude of the various factors that could negatively impact the value or performance of Senior Capital Debt Securities. These risks could be exacerbated to the extent that the portfolio is concentrated in one or more particular types of assets.

Direct Origination

A significant portion of the Fund’s investments may be originated. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets, and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations, and ability to make distributions to its Shareholders. In addition, competition for originations of, and investments in, the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Advisors will be able to identify and make investments that are consistent with its investment objectives.

Syndication

The Fund may originate certain of its investments with the expectation of later syndicating a portion of such investments to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Advisor intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.

Loans

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so, or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid.

Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. If the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell, and the Fund would bear the risk that the collateral may decline in value.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Use of Collateral

Collateral for private credit investments may include a wide range of assets, including, but not limited to, assets and/or net income of companies, real estate, revenue streams, equity interests, fund interests, royalties of various types, rights to litigation proceeds, trade receivables, and derivative exposure to loans. To the extent the Advisor originates loans based partly upon the adequacy of the borrower’s collateral, an incorrect valuation of such collateral may result in unforeseen losses. The inherent uncertainty of the value of collateral may result in values that differ significantly from the values that can ultimately be obtained for such collateral. Even if collateral is initially valued correctly, changes in market conditions, regulations or other circumstances, or changes directly related to such collateral, may materially adversely affect the value thereof. In addition, there can be no assurance that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment.

Under certain circumstances, collateral securing an investment may be released without the consent of the lender. Moreover, the lender’s security interest (with respect to investments in secured debt) may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the Fund may not have priority over other creditors as anticipated. First priority lien investments made by the lender may, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant borrower. The Fund may also invest in second-lien debt, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured instruments each of which involves a higher degree of risk than senior first-lien secured debt, including the re-use and subsequent loss of collateral by the borrower. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of senior lenders (with respect to some or all of the assets of an issuer in which the Fund invests). Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the ability of the issuer to repay the principal in respect of the Fund’s investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

The terms of any derivative hedging arrangements entered into by the Fund may provide that related collateral given to, or received by, the Fund may be pledged, lent, re-hypothecated, or otherwise re-used by the collateral taker for its own purposes. If collateral received by the Fund is reinvested or otherwise re-used, the Fund is exposed to the risk of loss on that investment. Should such a loss occur, the value of the collateral will be reduced, and the Fund will have less protection if the counterparty defaults. Similarly, if the counterparty reinvests or otherwise re-uses collateral received from the Fund and suffers a loss as a result, it may not be in a position to return that collateral to the Fund should the relevant transaction complete, be unwound or otherwise terminate and the Fund is exposed to the risk of loss of the amount of collateral provided to the counterparty.

Secured Debt

Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees, or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Secured debt usually includes restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans, including delayed draw term loans and revolving facilities, upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Secured debt typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in secured debt that is secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

Small and Middle-Market Companies

Investment in private and small or middle-market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund will rely on the ability of the Advisors’ investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If they are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and the Fund may lose money on its investments. In addition, small and middle-market companies are frequently owned or controlled by private equity funds and such funds and their managers may have differently aligned incentives regarding their own investment objectives that may be inconsistent with the objectives of the debt holders of such small and middle-market companies.

Small and middle-market companies may have limited financial resources and may be unable to meet their obligations under their loans and debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment.

In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Additionally, small and middle-market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on one or more of the portfolio companies in which the Fund invests. Small and middle-market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of becoming obsolete.

Lower Credit Quality Loans

There are no restrictions on the credit quality of the loans that may be held in the Fund’s portfolio. Loans arranged or purchased by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans which the Fund may acquire have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than higher quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

Private Funds

The Fund may invest in Private Funds that are not registered as investment companies. As a result, the Fund as an investor in these Private Funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Funds’ investments as such Private Funds’ Underlying Managers. Investments in Private Funds generally will be illiquid and generally may not be transferred without the consent of the Fund. The Fund may be unable to liquidate its investment in a Private Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Funds due to poor performance or other reasons. The fees paid by Private Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Fund in addition to the management fees and other expenses paid by the Fund.

High Yield, Low-Rated or Unrated Securities

Debt securities (including bonds) and preferred stock in which the Fund invests may or may not be rated by credit rating agencies. If they are rated, their ratings may range from the very highest to the very lowest rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch). Securities rated below investment grade normally provide a yield that is significantly higher than that of investment grade securities, but are quite speculative for reasons enumerated below. The lower-rated categories include debt securities that are in default and debt securities of insolvent issuers. The rating that a credit rating agency assigns to a security does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security. The values of lower-rated securities (including unrated securities of comparable quality) fluctuate more than those of higher-rated securities because investors generally believe that there are greater risks associated with them. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of principal and income. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of the securities more volatile and could limit the purchaser’s ability to sell the securities at prices approximating the values it had placed on the securities. In general, the market for lower-rated or unrated securities is smaller and less active than that for higher-rated securities, which can adversely affect the ability to sell these securities at favorable prices. In addition, the market prices of lower-rated securities are likely to be more volatile because: (i) an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default; (ii) past legislation has limited (and future legislation may further limit) investment by certain institutions in lower-rated securities or the tax deductibility of the interest by the issuer, which may adversely affect the value of the securities; and (iii) it may be difficult to obtain information about financially or operationally troubled issuers. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.

Non-Performing Loans

The Fund may invest in non-performing and sub-performing loans that often involve workout negotiations, restructuring and the possibility of foreclosure. These processes are often lengthy and expensive. In addition, the Fund’s investments may include securities and debt obligations of financially distressed issuers, including companies involved in bankruptcy or other reorganization and liquidation proceedings. As a result, the Fund’s investments may be subject to additional bankruptcy related risks and returns on such investments may not be realized for a considerable period of time.

Unsecured Loans

The Fund may make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims generally would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Limited Amortization Requirements

The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds or with annual excess cash flow, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that the issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Nature of Investments

The Fund will invest in loans, debt obligations, securities and assets that are inefficiently priced as a result of business, financial, market or legal uncertainties. There is typically no market for the types of loans and debt the Fund intends to purchase.

The level of analytical sophistication, both financial and legal, necessary for successful returns on such investments is unusually high. There can be no assurance that the Advisors will correctly evaluate the nature and magnitude of the various factors that could affect the value of the Fund’s investments. In particular, the Fund will purchase securities and other obligations of companies that are experiencing significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Many of these securities typically remain unpaid unless and until the company reorganizes and/or emerges from bankruptcy proceedings. In addition, it frequently may be difficult to obtain information as to the conditions of these securities. The market prices of these securities are also subject to abrupt and erratic market movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk and may not show any return for a considerable period of time, if at all. Sourcing, diligence, structuring and governance of private distressed investments require consideration of factors that are often not present in standard private equity investing or investments in the senior and secured debt of financially sound companies. If the Advisors’ evaluation of the anticipated outcome of an investment situation should prove incorrect, the Fund could experience losses. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time.

Debt investments and loans are subject to credit and interest rate risks. “Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument and that an investor may not receive any or all of its principal or interest. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a loan or debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations, which are rated by rating agencies, are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate debt securities) and directly (especially in the case of debt instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Fund. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules. In addition, interest rate increases generally will increase the interest carrying costs to the Fund of borrowed securities and leveraged investments.

The Fund may from time to time make investments in securities of private companies without an active trading market. The ability of the Fund to sell securities and realize investment gains will depend upon favorable market conditions. Initial public offering and merger and acquisition opportunities may be more limited or non-existent for extended periods of time, whether due to economic, regulatory, or other factors. In addition, general fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Therefore, there is no assurance that the Fund will be able to realize liquidity for such investments in a timely manner, if at all.

The Fund’s investments may also be adversely affected by changes in economic conditions or political events that are beyond its control. For example, a market crash, a war, an act of terrorism, trade policies, threatened or actual tariffs, or the death of a major political figure may have significant adverse effects on the Fund’s investment results.

Nature of Bankruptcy Proceedings

The Fund may invest in the securities and obligations of distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments and the amount of any recovery may be affected by the relative security of the Fund’s investment in the capital structure of the issuer. Certain debt securities in which the Fund invests could be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. In addition, under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment. If the Fund or the Advisors are found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other creditors or investors of such company, the Fund may be held liable for damages to injured parties or a bankruptcy court. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity.

There are a number of significant risks arising out of investments in companies involved in bankruptcy proceedings, including, but not limited to, the following: First, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors. Second, a bankruptcy filing may have adverse and permanent effects on a company. For instance, the company may lose its market position and key employees or otherwise become incapable of emerging from bankruptcy and restoring itself as a viable entity. Further, if the bankruptcy proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. Third, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investments can be adversely affected by delays while a plan of reorganization is being negotiated, approved by the creditors, and confirmed by the bankruptcy court, and until such time as such plan ultimately becomes effective.

The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore, while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Competition for Assets Risk

The current lending market in which the Fund participates is competitive and rapidly changing. The Fund may face increasing competition for access to corporate loans and especially direct loans as the lending industry continues to evolve. The Fund may also face competition from other institutional lenders such as pooled investment vehicles and commercial banks that are substantially larger and have considerably greater financial and other resources than the Fund. These potential competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments as compared to the Fund and establish relationships with direct lending managers. A direct lending manager may have similar arrangements with other parties, thereby reducing the potential investments of the Fund through such manager. There can be no assurance that the competitive pressures they may face will not erode their ability to deploy capital. If the Fund is limited in its ability to invest in corporate and/or direct loans, the Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through investments in corporate and direct loans. If the Fund’s access to corporate and/or direct loans is limited, it would also be subject to increased concentration and counterparty risk.

Other Lending Risks

The value of investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. The Advisors may attempt to minimize this risk by maintaining low loan-to-liquidation values with each loan and the collateral underlying the loan. However, there can be no assurance that the value assigned by the Advisors to collateral underlying a loan of the Fund can be realized upon liquidation, nor can there be any assurance that collateral will retain its value. In addition, some of the Fund’s loans will be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation affiliated with the borrower. The amount realizable with respect to a loan may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee. Moreover, the value of collateral supporting loans may fluctuate. In addition, active lending/origination by the Fund may subject it to additional regulation, as well as possible adverse tax consequences to investors therein. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of and subsequently liquidating various types of collateral.

Investments in Special Situations

The Fund may provide financing to companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies, and similar transactions. In any investment transaction involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved either will be unsuccessful, will take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price paid by the Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if such an anticipated transaction does not in fact occur, the Fund may lose all or a material portion of its investment. All of these events could have a material adverse effect on the value of the investments.

Rediscount Loans

Rediscount loans, which are loans that are purchased or sold prior to the date loan repayment is due at a price that reflects a second discount to the loan’s par value, may present risks similar to those of the other types of loans in which the Fund may invest and, in fact, such risks may be of greater significance in the case of rediscount loans. Moreover, investing in rediscount loans may entail a variety of unique risks. Among other risks, rediscount loans may be subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk. In addition, the performance of a rediscount loan will be affected by a variety of factors, including its priority in the capital structure of the obligor thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on the underlying receivables, loans or other assets that are being collateralized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral, and the capability of the servicer of the relevant assets.

Credit Ratings

Credit ratings of debt obligations or obligor(s) represent the rating agencies’ opinions or estimates regarding their credit quality and are not a guarantee of quality. In addition, rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Therefore, such credit ratings may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes to their credit ratings in response to subsequent events and an obligor’s current financial condition may be better or worse than a rating indicates.

Distressed and Defaulted Credits

The Fund may invest in securities of issuers in weak financial condition or default, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability, and a tribunal’s power to disallow, reduce, subordinate, or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (e.g., until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security.

Prepayment

Loans are generally prepayable in whole or in part at any time at the option of the obligor at par plus accrued and unpaid interest thereon, and occasionally plus a prepayment premium. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. When credit market conditions become more attractive to obligors, the rate of prepayment of the Fund’s assets would be expected to increase as obligors refinance to take advantage of such improved conditions, which may negatively impact the Fund.

Maturity

A significant portion of the Fund’s assets will consist of loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.

Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults in the Fund’s assets could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.

PIPEs

The Fund may make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter (“OTC”) securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

DIP Loans

The Fund may invest in debtor-in-possession (“DIP”) loans. DIP loans involve a fundamental credit risk based on the borrower’s ability to make principal and interest payments and the inherent risks in the bankruptcy process. DIP loans are subject to a court approval process in which parties-in-interest may be heard but there can be no assurance that the Fund would be successful in obtaining favorable results. If the calculations of the Advisor as to the outcome or timing of a reorganization are inaccurate, a company that has filed for bankruptcy may not be able to make payments on a DIP loan on time or at all. In addition, DIP loans may be privately negotiated transactions, each of which has individualized terms. These positions may be illiquid and difficult to value. DIP loans may be subject to price volatility due to various factors including, but not limited to, changes in interest rates, market perception of the creditworthiness of the borrower and general market liquidity.

Mezzanine Debt

The Fund may invest in mezzanine debt. Investments in mezzanine debt securities of highly leveraged companies involve a high degree of risk. Highly leveraged companies are inherently more sensitive to adverse business or financial developments or economic factors, including declines in company revenues, increases in company expenses, rising interest rates, downturns in the economy, increasing competition, and deteriorating industry conditions. In addition, mezzanine debt securities typically are subordinated to substantial amounts of senior debt, all or a significant portion of which may be secured, which means that distributions to mezzanine holders are available only after satisfaction of claims of senior creditors. While the mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of such investments and may benefit from cross-default provisions and security over the assets of the issuer, some or all of such terms may not be part of particular investments.

Second Lien Loans

The Fund may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, which may limit their ability to amend its loan documents, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings relating to borrowers, which can materially affect recoveries.

Subordinated Securities

The Fund may invest in mortgage-backed securities (“MBS”) and other securities that are subordinate to one or more senior classes. Generally, such subordinated securities bear the first risk of loss on the mortgages or other collateral underlying such securities. As a result, changes in the value of the performance of subordinated securities are expected to be greater than the change in the value or payment performance of the underlying mortgages or other collateral. If a default occurs, proceeds from any realization on the underlying mortgages or other collateral will first be allocated to the senior classes of securities in accordance with the priority of payments prior to any allocation to the subordinated securities held by the Fund.

Participations and Assignments

The Fund expects to acquire a significant amount of loan interests indirectly through participations and directly through assignments. These obligations are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer or creditors of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or participation, the Advisors compare the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks will be borne by the Fund.

In a participation the original lender/party granting the participation maintains ownership over the loan and the participant only has a contractual right against the grantor (no privity of contract with the borrower). This exposes loan participants to two separate credit risks: the risk of the underlying borrower’s failure to repay the loan, and the risk of the participation grantor’s insolvency. If a participation grantor were to experience insolvency, the Fund, by owning a participation interest, may be treated as a general unsecured creditor of the selling institution and may not benefit from any set off between the selling institution and the borrower. In addition, the Fund may purchase a participation interest from a selling institution that does not itself retain any portion of the applicable loan and, therefore, may have limited interest in monitoring the terms of the loan agreement and the continuing creditworthiness of the borrower. When the Fund holds a participation interest in a loan it will not have the right to vote under the applicable loan agreement with respect to every matter that arises thereunder, and it is expected that each selling institution will reserve the right to administer the loan sold by it as it sees fit and to amend the documentation evidencing such loan in all respects. Selling institutions voting in connection with such matters may have interests different from those of the Fund and may fail to consider the interests of the Fund in connection with their votes.

The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning selling institution and becomes a lender under the loan agreement with respect to that loan. As a purchaser of an assignment, the Fund generally will have the same voting rights as other lenders under the applicable loan agreement, including the right to vote to waive enforcement of breaches of covenants or to enforce compliance by the borrower with the terms of the loan agreement and the right to set off claims against the borrower and to have recourse to collateral supporting the loan. Assignments are, however, arranged through private negotiations between assignees and assignors and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning selling institution.

Assignments and participations are sold strictly without recourse to the selling institutions and the selling institutions will generally make no representations or warranties about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans. In addition, the Fund will be bound by provisions of the underlying loan agreements, if any, that require the preservation of the confidentiality of information provided by the borrower. Because of certain factors including confidentiality provisions, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as are publicly traded securities.

Covenant-Lite Loans

The Fund may invest in “covenant-lite” loans. Certain financial institutions may define “covenant-lite” loans differently, but such obligations generally contain fewer financial maintenance covenants (or no maintenance covenants at all), including terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. In addition, covenant-lite loans may have specific tranches that contain fewer or no restrictive covenants. While these loans may still contain other collateral protections, a covenant-lite loan may carry more risk than a covenant-heavy loan made by the same borrower as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant-lite loans than its holdings of loans with the usual covenants.

Event Driven Situation Investing

The Fund may focus on securities or indebtedness of companies that are engaging, or which have recently been engaged, in extraordinary transactions and in other special situations (“Event Driven Situations”). Investing in Event Driven Situations entails discovering value by analyzing companies experiencing corporate change. These situations include investing in companies that the Advisors believe are likely to become the subject of a takeover, merger, exchange offer, rights offering, restructuring, liquidation, spin off or any other extraordinary event that the Advisors believe would be likely to increase the value of the companies’ debt or equity securities. Investments in Event Driven Situations typically will entail a higher degree of risk than investments in companies that are not engaging in or have recently engaged in Event Driven Situations. If an evaluation of the anticipated outcome of an Event Driven Situation should prove incorrect, the Fund could experience losses. The uncertainties inherent in evaluating such investments may be increased by legal and practical considerations which limit the access of the Advisors and their respective affiliates to reliable and timely information concerning material developments affecting an investment.

The Fund may invest and trade in securities and obligations of U.S. or non-U.S. companies which it believes are undervalued in the sense that, although they are not the subject of an announced Event Driven Situation transaction, the companies are, in the view of the Advisors, potential candidates for such transaction. In such a case, if the anticipated transaction does not in fact occur, the Fund may sell the investments at a loss.

The Fund may invest in the securities of a company engaging in an Event Driven Situation after the event has been announced. Since the price offered for securities of a company involved in an announced transaction may be at a significant premium above the market price prior to the announcement, in the event the proposed transaction is not consummated, the value of such securities held by the Fund will decline significantly if their market price returns to a level comparable to that which exists prior to the announcement of the transaction. Furthermore, the difference between the price paid by the Fund for securities of a company involved in an announced transaction and the anticipated value to be received for such securities upon consummation of the proposed transaction will often be very small. If the proposed transaction appears likely not to be consummated or, in fact, is not consummated or is delayed, the market price of the securities will usually decline sharply, perhaps by more than the Fund’s anticipated profit.

Investing in securities in anticipation of a merger is extremely competitive. The Fund competes with firms, including many of the larger investment banking firms, which have substantially greater financial resources, larger research staffs and more securities traders than are available to the Fund. The Fund will attempt to assess all of the foregoing risk factors, and others, in determining the extent of the position it will take in the relevant securities and the price it is willing to pay for such securities. However, such risks cannot be eliminated.

BDCs

The Fund may invest in private BDCs and publicly traded BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income distributed to their shareholders, provided they comply with the applicable requirements of the Code.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its private BDC investments.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

Asset-Backed Securities

Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities and liquidity risk.

CMBS

The Fund’s portfolio may include CMBS, which are securities backed by obligations (including certificates of participation in obligations) that are principally secured by interests in real property having a commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are issued in public and private transactions by a variety of public and private issuers using a variety of structures, including senior and subordinated classes. CMBS generally lack standardized terms, tend to have shorter maturities than RMBS and may provide for the repayment of all or substantially all of the principal only at maturity. All of these factors increase the risk involved with real estate investments.

Commercial properties tend to be unique and are more difficult to value than single-family residential properties. Commercial lending is generally viewed as exposing a lender to a greater risk of loss than residential one-to-four family lending since it typically involves larger loans to a single borrower than residential one-to-four family lending.

Commercial mortgage lenders typically look to the debt service coverage ratio of a mortgage secured by income-producing property as an important measure of the risk of default on a mortgage. Commercial property values and net operating income are subject to volatility, and net operating income may be sufficient or insufficient to cover debt service on the related mortgage at any given time. The repayment of mortgages secured by income-producing properties is typically dependent upon the successful operation of the related real estate project as well as upon the liquidation value of the underlying real estate. The value of real estate is also subject to a number of laws and regulations, such as regulations and laws regarding environmental clean-up and limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosures and rights of redemption.

Most CMBS are effectively non-recourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgages, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed-in-lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third-party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes, or pay maintenance costs. Such diverted revenue is generally not recoverable without a court-appointed receiver to control collateral cash flow.

A CMBS may pay fixed or floating rates of interest. A fixed-rate CMBS, like all fixed income securities, generally declines in value as rates rise. Moreover, although generally the value of fixed income securities increases during periods of falling interest rates, the inverse relationship may not be as marked in the case of CMBS due to the increased likelihood of prepayments during periods of increasing interest rates. This effect is mitigated to some degree for CMBS providing for a period during which no prepayments may be made.

Certain CMBS lack regular amortization of principal, resulting in a single “balloon” payment due at maturity. If the underlying mortgage borrower experiences business problems, or other factors limit refinancing alternatives, such balloon payment mortgages are likely to experience payment delays or even default.

RMBS

RMBS are, generally, securities that represent interest in a pools of residential mortgage loans secured by one to four family residential mortgage loans. Investments in RMBS are subject to the risks of defaults, foreclosure timeline extension, fraud, home price depreciation and unfavorable modification of loan principal amount, interest rate and amortization of principal accompanying the underlying residential mortgage loans. In the event of defaults on the residential mortgage loans that underlie investments in RMBS and the exhaustion of any underlying or any additional credit support, the Fund may not realize its anticipated return on its investments and the Fund may incur a loss on these investments.

Real Estate Investment Generally

All real estate investments are subject to some degree of risk. For example, real estate investments are relatively illiquid and, therefore, will tend to limit the Fund’s ability to vary the Fund’s portfolio promptly in response to changes in economic or other conditions. No assurances can be given that the fair market value of any real estate investments held by the Fund will not decrease in the future (including during the Fund’s anticipated hold period for such investments) or that the Fund will recognize full value for any investment that the Fund is required to sell for liquidity reasons. In addition, the ability of the Fund to realize anticipated debt service payments and debt repayments will depend, among other factors, on the financial reliability of borrowers, the location and attractiveness of the properties in which it invests, the supply of comparable space in the areas in which its properties are located and general economic conditions. Other risks include changes in zoning, building, environmental and other governmental laws, changes in operating expenses, changes in real estate tax rates, changes in interest rates, changes in the availability of property relative to demand, changes in costs and terms of mortgage funds, energy prices, changes in the relative popularity of properties, changes in the number of buyers and sellers of properties, the ongoing need for capital improvements, cash-flow risks, construction risks, as well as natural catastrophes, acts of war, terrorism, civil unrest, a pandemic, uninsurable losses and other factors beyond the control of the Advisors.

Real Assets Sector

A fund that invests in real assets-related credit securities has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Real assets-related credit investments are subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of real assets; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to real assets; (iv) the financial condition of users and suppliers of real assets; (v) changes in interest rates and the availability of funds that may render the purchase, sale or refinancing of real assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in real assets; (x) operating risks, including equipment failure causing outages and structural, maintenance, impairment, spills and safety problems; and (xi) other factors that are beyond the reasonable control of the Fund.

Additionally, real assets-related investments may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to consumers, service interruption and/or legal challenges due to environmental, operational, or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Violators may be subject to administrative, civil and criminal penalties, including civil fines and injunctions. Stricter laws, regulations or enforcement policies could be enacted in the future, which would likely increase compliance costs and may adversely affect the financial performance of the real assets underlying certain of the Fund’s investments. There is also the risk that corruption may negatively affect publicly-funded real assets, resulting in delays and cost overruns as well as cause negative publicity, which may adversely affect the value of the Fund’s investments. Furthermore, certain of the Fund’s real assets investments may encounter opponents who seek to utilize the courts, media campaigns and political activism to attempt to stop, or impede the real assets underlying such investments as much as possible. Significant delays could result in a material increase in the cost of developing such real assets. Such delays could also result in such investments failing to generate the expected return on investment or realizing a financial loss, either of which would adversely affect the results of operations and financial performance of the Fund’s investments in real assets.

Many of the foregoing factors could cause fluctuations in usage, expenses, and revenues, causing the value of investments to decline and a material adverse effect on the Fund’s performance.

Originators and Servicers of Mortgage-Related Securities May Experience Financial Difficulties

Pools of asset-backed securities and MBS acquired by the Fund may be affected by originators and servicers of mortgage-related securities experiencing serious financial difficulties and, in some cases, entering bankruptcy proceedings. These difficulties have resulted in part from: (i) declining markets for mortgage-related securities held on their balance sheets, (ii) increasing claims for repurchases of mortgage-related securities previously sold under provisions that require repurchase in the event of early payment defaults or for breaches of representations regarding quality, (iii) increasing costs of servicing a delinquent portfolio without a corresponding increase in servicing compensation, (iv) declining value of any residual interests retained by sellers of mortgages in the securitization market and (v) declining real estate values, which reduces the number of borrowers seeking or able to refinance their mortgages and results in a decrease in overall originations.

The terms of certain asset-backed securities and MBS may also provide that the servicer is required to make advances in respect of delinquent mortgages. However, servicers experiencing financial difficulties may not be able to perform these obligations. Even if a servicer were able to advance amounts in respect of delinquent mortgages, its obligations to make such advances may be limited to the extent that it does not expect to recover such advances due to the deteriorating credit of the delinquent mortgages. In addition, a servicer’s obligations to make such advances may be limited to the amount of its servicing fee.

Any regulatory oversight, proposed legislation and/or governmental intervention designed to protect consumers may have an adverse impact on originators and servicers. These factors, among others, may have the overall effect of increasing costs and expenses of originators and servicers, while at the same time decreasing servicing cash flow and loan origination revenues. Such financial difficulties may have a negative effect on the ability of servicers to pursue collection on mortgages that are experiencing increased delinquencies and defaults and to maximize recoveries on sale of underlying properties following foreclosure.

Investors will be entitled to remove and replace the existing servicer under certain circumstances, including a failure to perform its servicing obligations, a bankruptcy of the servicer, and in some cases, if certain loss and/or delinquency triggers are exceeded. While non-agency MBS transactions typically enlist a reputable “backup servicer,” there is no guarantee that a suitable servicer could be found to assume the obligations of the existing servicer. The transition of servicing responsibilities to a replacement servicer could have an adverse effect on performance of servicing functions during or following a transition period and result in an increase in delinquencies and losses and a decrease in recoveries.

Transfers of MBS by the originator or seller will be characterized in the applicable sale agreement as a sale transaction. Nevertheless, in the event of a bankruptcy of the originator or seller, the trustee in bankruptcy could attempt to re-characterize the sale of the MBS as a borrowing secured by a pledge of the MBS. If such attempt were successful, the trustee in bankruptcy could prevent the trustee for the MBS from exercising any of the rights of the owner of the MBS and also could elect to liquidate the MBS. Investors may suffer a loss to the extent that the proceeds of the liquidation of the MBS would not be sufficient to pay amounts owed in respect of their investments. If this occurs, investors would lose the right to future payments of interest and may fail to recover their initial investment. Regardless of whether a trustee elects to foreclose on the underlying pool, delays in payments on their investments and possible reductions in the amount of these payments could occur.

The Fund may purchase a portion of MBS consisting of RMBS that were originated or are serviced (or both) by mortgage companies that are currently in bankruptcy proceedings or subject to regulatory enforcement actions which have restricted the ability of such mortgage companies or its affiliates to originate mortgage-related securities and/or affect their ability to service or subservice such securities. Servicers who have sought bankruptcy protection may, due to the application of applicable bankruptcy laws, no longer be required to make service advances.

Litigation Finance

The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Advisors’ or the Fund’s control. Where a loan is secured by litigation proceeds, or where the recipient of financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the Fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor. Other risks the Fund may face in connection with these financing activities include, without limitation: (i) losses from terminated or rejected settlements; (ii) predictive evaluations of the strength of cases, claims or settlements may turn out to be inaccurate; (iii) losses as a result of inability to collect, or timing uncertainty relating to collection on, judgments or awards; (iv) lack of control over decisions of lawyers acting pursuant to their professional duties in connection with formulating and implementing litigation strategies or otherwise; (v) expenses and uncertainties involving reliance on outside counsel and experts; (vi) changes in law, regulations or professional standards on such financing activities; (vii) poor case selection and case outcomes; (viii) timing or delays inherent to litigation; (ix) changes in counsel; (x) costs of litigation; (xi) inability of a defendant to pay a judgement or settlement; (xii) general competition and industry-related risks; (xiii) conflicts of interest; and (xiv) issues associated with the treatment of these types of investments for tax purposes.

Royalty Securitizations

Companies holding rights to intellectual property may create bankruptcy remote special purpose entities whose underlying assets are royalty license agreements and intellectual property rights related to a product, including pharmaceutical royalties that are secured by rights related to one or more drugs. The Fund may invest in royalty streams related to various industries. Royalty securities may include bonds, loans and equity issued by the special purpose entity.

In a typical structure in the pharmaceutical industry, a small pharmaceutical company that develops a compound may license the commercial opportunity to a large-cap pharmaceutical company in exchange for payments upon completion of certain milestones (for example, Food and Drug Administration (FDA) approval) and a percentage of future product sales. Upon securing the right to receive royalties on product sales, the small pharmaceutical company finances a loan or bond secured by the royalty stream, which is typically non-recourse to either of the pharmaceutical companies.

In addition, a company (the sponsor) may create a wholly owned subsidiary (the issuer) that issues the royalty securities. The sponsor sells, assigns, and contributes to the issuer rights under one or more license agreements, including the right to receive royalties and certain other payments from sales of the pharmaceutical or other products. The sponsor also pledges the equity ownership interests in the issuer to the trustee under the indenture related to the notes. In return, the sponsor receives the proceeds of the securities from the issuer. The issuer of the securities grants a security interest in its assets to the trustee and is responsible for the debt service on the notes. An interest reserve account may be established to provide a source for payments should there be a cash flow shortfall for one or more periods. Many structures include a 100% cash flow sweep, which means that the principal is paid down by all cash flows received. Although the notes may have a legal maturity date of up to five to sixteen years from issuance, the expected weighted average maturity of the notes may be significantly shorter because of expected required principal repayments if funds are available.

If the issuer of the loan or bond defaults, any recourse will be limited to the issuer (which is formed for the limited purpose of purchasing and holding the license agreement or related intellectual property) and the collateral. The pharmaceutical or other company sponsoring the special purpose entity will generally not have the obligation to contribute additional equity to the issuer. If the sponsor of the issuer were to become a debtor in a bankruptcy case, a creditor, debtor in possession or trustee could request that the bankruptcy court substantively consolidate the issuer of the royalty security with the sponsor and/or recharacterize the transaction pursuant to which the royalty stream was transferred to the issuer and/or take other actions challenging the transaction. To the extent that these efforts are successful, these actions may adversely impact the securities and the Fund.

Regulatory Risks Related to Real Estate and Real Assets

The Fund’s real estate and real asset investments may be subject to various laws and regulations, including building codes, laws and regulations pertaining to fire safety and handicapped areas, and other laws and regulations that may from time to time be enacted by federal, state, and local governments. The regulations applicable to the Fund’s investments vary from location to location and from time to time. There is a risk that the Fund could be required to incur significant costs and expenses that may be necessary or appropriate to comply with any changes in any applicable laws or regulations. Non-compliance with existing or future laws or regulations applicable to an investment could result in substantial capital expenditures to bring the relevant investment into compliance, as well as the imposition of fines or an award of damages to private litigants, which generally are required to be borne by the Fund (and may materially adversely affect the Fund and an investor).

The underlying collateral of the Fund’s investments may also be subject to numerous statutes, rules and regulations relating to environmental protection, under which the Fund, in the event it has foreclosed on a mortgage, may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. The Fund may be exposed to substantial risk of loss from environmental claims arising in respect of such underlying collateral in the event of foreclosure.

Bankruptcy Claims

The Fund may invest in bankruptcy claims which are amounts owed to creditors of companies in financial difficulty. Bankruptcy claims are illiquid and generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the bankruptcy claim. Because bankruptcy claims are frequently unsecured, holders of such claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding. In addition, under certain circumstances, payments and distributions may be reclaimed if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.

Equitable Subordination

A number of judicial decisions in the United States have upheld the right of borrowers to pursue lending institutions and others on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that a lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower that creates a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.

Under common law principles in the United States that in some cases form the basis for lender liability claims, if a lender (a) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). The Fund does not intend to engage in conduct that would form the basis for a successful cause of action based upon the equitable subordination doctrine; however, because of the nature of the debt obligations, the Fund may be subject to claims from creditors of an obligor that debt obligations of such obligor which are held by the Fund should be equitably subordinated.

In addition, recent litigation and regulatory trends have broadened the scope of lender liability claims, including actions related to restructuring, bankruptcy, or distressed lending situations. The Fund may be subject to increased risk of such claims in connection with workouts, amendments, or enforcement actions involving its portfolio investments. The cost of defending against lender liability or equitable subordination claims, and any related judgments or settlements, could adversely affect the Fund’s returns.

Participation on Creditors’ Committees

The Fund may participate on committees formed by creditors to negotiate the management of financially troubled companies that may or may not be in bankruptcy, or may seek to negotiate directly with debtors with respect to restructuring issues. If the Fund joins a creditors’ committee, the participants of the committee would be interested in obtaining an outcome that is in their respective individual best interests and there can be no assurance of obtaining results most favorable to the Fund in such proceedings. By participating on such committees, the Fund may be deemed to have duties to other creditors represented by the committees, which might thereby expose the Fund to liability to such other creditors who disagree with the actions of the Fund, as the case may be.

Use of Leverage: Risk of Borrowing by the Fund

The Fund expects to employ leverage through a secured credit facility to achieve its investment objectives and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Advisor’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, asset-backed facilities, term loan debt, subscription facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. The Fund may leverage its investments through borrowings. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Fund currently expects to employ leverage representing approximately 10‑25% of the Fund’s net assets.

The 1940 Act generally limits the extent to which the Fund may utilize borrowings and “uncovered” transactions that may give rise to a form of leverage, including reverse repurchase agreements, swaps, futures and forward contracts, options, the leverage incurred in securities lending and other derivative transactions or short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred shares). The Fund will “cover” its applicable positions by segregating an amount of cash and/or liquid securities to the extent required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

Alternatively, the Fund may enter into an offsetting position or own positions covering its obligations with respect to a transaction; otherwise, the transaction will be considered “uncovered.” The Fund may not cover an applicable derivative transaction if it does not need to do so to comply with the foregoing 1940 Act requirements and, in the view of the Advisor, the assets that would have been used to cover could be better used for a different purpose. However, these transactions, even if covered, may represent a form of economic leverage and will create risks. The potential loss on derivative instruments may be substantial relative to the initial investment therein. In addition, these segregation and coverage requirements could result in the Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and cover requirements will not limit or offset losses on related positions.

The Advisors expect that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral that could affect the Fund’s liquidity. Incurrence of indebtedness at the level of the Fund (or entity through which it invests) may, among others, have the following consequences to Shareholders, including, but not limited to: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, distributions, or other purposes (and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

On July 17, 2023, the Fund entered into a senior secured credit agreement (the “Secured Credit Facility”) with PNC Capital Markets LLC as a lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and syndication agent and with certain lenders from time to time as parties thereto (the “Lenders”), subsequently amended on July 10, 2024, March 28, 2025, July 11, 2025, September 11, 2025 and April 23, 2026 (the “Amendments”), and as further amended, supplemented or modified from time to time. Effective September 11, 2025, the Fund increased the commitment by $100,000,000 (from $150,000,000 to $250,000,000) in an aggregate principal amount. Effective April 23, 2026, the Fund increased the commitment by $150,000,000 (from $250,000,000 to $400,000,000) in an aggregate principal amount. The amount may be increased from time to time upon mutual agreement by the parties. The Secured Credit Facility matures on April 23, 2029.

Effects of Leverage. The table below assumes that borrowings represent approximately 9% of the Fund’s net assets as of June 30, 2026 and the Fund bears expenses relating to such borrowings at annual effective interest rates of 6.37% (based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately 0.66%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of ‑10%, ‑5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.58)%	(6.12)%	(0.66)%	4.80%	10.26%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

Sovereign and Other Governmental Debt Investments

The Fund may invest its assets in sovereign and other governmental debt instruments, which involve special risks. The governmental authority that controls the repayment of the sovereign and other governmental debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: (i) the extent of its foreign reserves; (ii) the availability of sufficient foreign exchange on the date a payment is due; (iii) the relative size of the debt service burden to the economy as a whole; or (iv) the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. In addition, sovereign and other governmental debt instruments may be subject to credit spread risks resulting from exposures to changes in a sovereign and other governmental issuer’s probability of default, expected recovery rate and actual default. In recent years, some sovereign and other governmental issuers have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. If an issuer of sovereign and other governmental debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited. All of the Fund’s investments in sovereign and other governmental debt instruments will be subject to typical market risks. See “Nature of Investments” above.

Securities Lending

The risks in lending portfolio securities, as with other extensions of credit, consist of the failure of another party, in this case the approved intermediary, to comply with the terms of agreement entered into between the lender of the securities (i.e., the Fund) and the approved intermediary (i.e., the prime broker). Such failure to comply can result in the possible loss of rights in the collateral put up by the borrower of the securities, the inability of the approved intermediary to return the securities deposited by the Fund and the possible loss of any corporate benefits (including, without limitation, certain voting rights) accruing to the Fund from the securities deposited with the approved intermediary.

Special Risks of Investing in Private Funds; Reliance on Underlying Managers

Private Funds

Private Funds will not be registered as investment companies under the 1940 Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Private Funds. In addition, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisors to monitor whether holdings of the Private Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Multiple Levels of Fees and Expenses

Although in many cases investor access to Private Funds may be limited or unavailable, an investor who meets the conditions imposed by a Private Fund may be able to invest directly with the Private Fund. By investing in Private Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Advisor, Sub-Advisor, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Private Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Private Fund directly or in a closed-end fund that did not invest in Private Funds. This may detract from the Fund’s performance, and in turn detract from returns realized by investors.

Most of the Private Funds are subject to a performance-based fee or allocation, irrespective of the performance of other Private Funds and the Fund generally. Accordingly, an Underlying Manager to a Private Fund with positive performance may receive performance-based compensation from the Private Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. The Private Funds in which the Fund intends to invest generally charge a management fee of 0.5% to 1.5% based on the original cost of their investments, and performance or incentive fees or allocations are typically 0% to 15% of a Private Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Managers.

The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Expedited Transactions

Investment analyses and decisions by the Sub-Advisor may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Sub-Advisor at the time an investment decision is made may be limited, and the Sub-Advisor may not have access to detailed information regarding the potential investments. Therefore, no assurance can be given that the Sub-Advisor will have knowledge of all facts and circumstances that may adversely affect a Fund investment.

Valuation of Private Funds

There are various conflicts of interest associated with the valuation of the Fund’s interests in Private Funds, in particular, higher valuations of its assets may result in increased fees. In addition, inflated valuations may result in better performance which may assist in marketing for the Advisor and Sub-Advisor. Conflicts of interest may be heightened in the case of assets that do not have readily ascertainable market values. To address these conflicts, each of the Advisor and Sub-Advisor has adopted and implemented policies and procedures for the valuation of client investments, including the Investment Committee’s oversight of the valuations process, and the review of fair-valued investments.

The Fund’s investments may also be difficult to value because it may be relatively difficult for the Fund to obtain reliable valuations of Private Funds and the underlying portfolio companies in which they invest. In most cases, the Fund will rely on the Underlying Managers’ valuations. Prospective investors should be aware that situations involving uncertainties as to valuation of assets held by the Fund could have an adverse effect on the returns of the Fund.

Illiquid Investments

Since the Fund may make additional investments in or effect withdrawals from a Private Fund only at certain times pursuant to limitations set forth in the governing documents of the Private Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Private Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Some Private Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Termination of the Fund’s Interest in a Private Fund

Subject to the terms of its limited partnership agreement and related formation documents, a Private Fund could, among other things, terminate the Fund’s interest in that Private Fund if the Fund fails to timely satisfy any capital call by that Private Fund or if the continued participation of the Fund in the Private Fund would have a material adverse effect on the Private Fund or its assets.

Leverage Risk

Private Funds typically have the power to borrow funds and utilize leverage through various methods and may do so when deemed appropriate by the Underlying Manager, in order to make investments, to pay expenses and to satisfy withdrawals that would otherwise result in the premature liquidation of private equity investments. Such leverage may be substantial.

Private Funds may borrow funds from brokers, banks and other lenders with no limit on the amount of leverage that may be utilized. The use of leverage can dramatically magnify both gains and losses, increasing the possibility of a total loss of investment. The level of interest rates generally, and the rates at which the Fund and Private Funds can borrow in particular, can affect the operating results of their portfolios. Any restriction on the availability of credit from lenders could adversely affect the Private Funds’, and thus the Fund’s, performance.

Trading in Non-U.S. Companies and Markets

Some Private Funds in which the Fund invests many themselves invest in non-U.S. companies. Trading in the securities of non-U.S. companies involves certain considerations not usually associated with trading in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gains or other income; the small size of the some markets in foreign countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to United States standards and, consequently, less information may be available to investors in companies located in foreign countries than is available to investors in companies located in the United States.

Reliance on Management of Private Funds

The Fund will be investing in Private Funds that are generally managed by independent managers. The Fund will not have any role in the day-to-day management of the Private Funds or the Underlying Managers. Moreover, the Fund will typically not have the opportunity to evaluate the specific investments made by any Private Fund even if the Fund is represented on the advisory committee or similar investor body of such fund. Accordingly, the returns of the Fund will primarily depend on the efforts and performance results obtained by the independent managers and other investment personnel of these Private Funds and could be substantially adversely affected by the unfavorable performance of, or an inability to retain, such independent managers. Moreover, the historical performance of the independent managers is not a guarantee or prediction of the future performance of a Private Fund investment.

Underlying Manager’s Misconduct or Bad Judgment

The Fund ordinarily will not have custody or control over the assets it allocates to underlying Private Funds. As a result, it will be difficult, and likely impossible, for the Sub-Advisor to protect the Fund from the risk of Underlying Manager fraud, misrepresentation or simple bad judgment in those circumstances. Among other things, an Underlying Manager could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund.

Changes in Investment Approach

The Underlying Managers could materially alter a Private Fund’s trading strategy from time to time without notice to the Fund.

Wide Investment Discretion

The governing documents of the Private Funds in which the Fund invests typically will not impose significant restrictions on the manner in which the Underlying Manager of such Private Fund could invest and trade for such fund, and often will permit the Underlying Managers to invest and trade in a broad range of securities and other financial instruments. As a result, the Underlying Managers used by the Fund may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Manager uses to implement its strategy, as well as changes in the markets in which such securities and other instruments trade. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

Lack of Information Concerning Underlying Managers

The Sub-Advisor may not learn of significant structural events affecting an Underlying Manager, such as personnel changes, major asset withdrawals/redemptions or substantial capital growth, until after the fact.

The Sub-Advisor will conduct a level of due diligence that it believes is adequate to select the appropriate Private Funds. However, due diligence is not infallible and may not uncover problems associated with a particular Private Fund, Underlying Manager, or those who provide accounting, audit, brokerage, custody or other services to the Private Fund. The Sub-Advisor may rely upon representations made by Underlying Managers and, if any representation is misleading, incomplete, or false, it may result in that selection of Underlying Managers that might otherwise have been eliminated from consideration had complete information been made available.

Sole Principal or Portfolio Manager

Some of the Underlying Managers to which the Fund may allocate capital may consist of only one or a limited number of principals, portfolio managers and other key employees. If the services of any of such principals or employees became unavailable (for example, by reason of death, disability, severance or retirement), the Private Fund, and thus the Fund, could sustain losses.

Competition

The Private Funds will engage in investment and trading activities which are highly competitive with other investment and trading programs including those of mutual funds and other financial institutions, investment banks, broker/dealers, commercial banks, insurance companies and pension funds, as well as private investors, all of whom may have investment objectives similar to those of the Private Funds. These competitors may have substantially greater resources and substantially greater experience than the Private Funds. Such competition may negatively impact the performance of the Fund.

New Underlying Managers and Private Funds

Some Private Funds or Underlying Managers may be new or relatively new ventures and have little or no operating history upon which their performance can be evaluated.

Other Clients of Underlying Managers

The Underlying Managers of the Private Funds in which the Fund invests have responsibility for investing the assets of such Private Funds. The Underlying Managers also manage other accounts (including other accounts in which the Underlying Managers may have an interest) and may have financial and other incentives to favor such accounts over the Private Fund (and thus, the Fund as an investor in the Private Fund. In investing on behalf of other clients, as well as the Fund, Underlying Managers must allocate their resources, as well as limited market opportunities. Doing so not only could increase the level of competition for the same trades that otherwise might be made for the Private Fund, including the priorities of order entry, but also could make it difficult or impossible to take or liquidate a particular position at a price indicated by a Private Fund’s strategy.

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of a Private Fund, it may be able to avoid that any such Private Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Private Funds, both by the Fund and other clients of the Advisors. To limit its voting interest in certain Private Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Private Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Advisors to invest in certain Private Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Private Fund, the Fund will not be able to vote on matters that require the approval of such Private Fund’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Private Fund. If the Fund is considered to be affiliated with a Private Fund, transactions between the Fund and such Private Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Expenditure of Additional Costs and Resources.

The costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to primary investments.

Contingent Liabilities Associated with Funds Acquired in Secondary Investments.

Where the Fund acquires a Private Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller of a Private Fund interest has received distributions from the Private Fund and, subsequently, the Private Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Private Fund, there can be no assurance that the Fund would prevail in any such claim.

Limited Selectivity with Secondary Investments.

The Fund could purchase certain Secondary Investments as a group and the Fund may not be able to carve out from such purchases those investments that the Advisor and Sub-Advisor considers (for commercial, tax, legal, or other reasons) less attractive.

Purchases of Secondary Investments Based on Available Information.

The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid for such secondary investments, which may be negotiated based on incomplete or imperfect information.

Secondary Investments — Admission as a Partner.

Admission as a partner or member to a Private Fund typically requires the approval of such Private Fund’s general partner or managing member. There can be no assurances that admission would be granted in connection with a Secondary Investment. In such situation, the Fund would have (i) a non-voting economic interest in the Private Fund; (ii) limited, if any, access to Private Fund information; and (iii) limited, if any, ability to enforce the Fund’s rights as an investor.

Secondary Investments Purchased at a Negotiated Discount

Secondary Investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. Risks associated with the third‑party fund manager’s reported valuations are included in “Types of Principal Investments and Related Risks — Special Risks of Investing in Private Funds; Reliance on Underlying Managers” beginning on page 58 of this prospectus. To the extent any gains on the Secondary Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to shareholders is disclosed in “Tax Aspects” beginning on page 103 of this prospectus.

Risks Relating to Secondary Investments Involving Syndicates.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk. A purchasing syndicate is a group of investors who work together to buy Secondary Investments, sharing the costs and benefits.

Fraud and Misconduct

Of paramount concern in lending is the possibility of material misrepresentation or omission on the part of a borrower and loan co-investment counterparty. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loan or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund generally relies upon the accuracy and completeness of representations made by borrowers and co-investment counterparties, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine the Advisors’ due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the valuation of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively impact the Fund’s investment program. Misconduct by employees of the Advisors or by third party service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in either case, may result in unknown and unmanaged risks or losses). Losses could also result from actions by third party service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and third-party service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. No assurances can be given that the due diligence performed by the Advisors will identify or prevent any such misconduct.

Liquidity and Valuation

The Fund expects to invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past. For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult. The Board has designated the Advisor as Valuation Designee, responsible for implementing the portfolio valuation process set forth in the Fund’s valuation policy, and has authorized the Advisor to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board at the Fund’s expense. If market quotations for the Fund’s investments are not readily available, the Advisor may seek to value the Fund’s investments by testing possible sales prices for such investments with at least one potential investor or, if there are market makers, by obtaining quotations and may sell investments through such pricing mechanism. Should no quotes be available for a particular investment, the Fund will determine the fair market value of such investment in good faith. Illiquid securities are subject to wide spreads. Fair valuation is not exact, and prices can vary significantly from one period to the next. The Advisor fair values the Fund’s Private Funds based on valuations provided by the Underlying Managers of the Private Funds, which valuations may also be based on fair valuation procedures. Further, the fair values of Private Funds are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. See “Determination of Net Asset Value.”

Investments in Equity Securities

The Fund may invest its assets in equity securities, including preferred or common stocks. Investments in equity securities of small or medium-sized market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. All of the Fund’s investments in stocks will be subject to normal market risks. Common stock prices may also be affected by technological disruptions, shifts in consumer preferences, and changes in regulatory or tax policy. While diversification among issuers may mitigate these risks, investors must expect fluctuations in the value of equity securities held by the Fund based on market conditions.

Control Investments

Although the Fund intends to focus on non-control investments, the Fund may make control investments. The exercise of control over a company imposes additional risks of liability for environmental damage, product defect, failure to supervise management, violation of governmental regulations and other types of liability, in which the limited liability characteristic of business operations may be ignored. The exercise of control over a portfolio investment could expose the assets of the Fund to claims by the portfolio companies underlying such investments, its security holders and its creditors. While the Advisor intends to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded.

The Fund may also be exposed to risk in connection with the disposition of these investments. When disposing of these investments, the Fund may be required to make representations and warranties about the business and financial affairs of the investments typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities law. The Fund may also be required to indemnify the purchasers of such investment or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which will be borne by the Fund and such liabilities may exceed the value of the Fund’s investments.

In addition, the Fund may not be able to dispose of these investments when it desires to do so. Some of these investments may be subject to legal or contractual restrictions on resale by the Fund. In some instances, the disposition of these investments may require lengthy negotiations.

Minority Positions

The Fund may hold minority positions in issuers. Accordingly, the Fund may not be able to exercise control over such issuers. In addition, in certain situations, including where the issuer is in bankruptcy or undergoing a reorganization, minority investors may be subject to the decisions taken by majority investors and the outcome of the Fund’s investment may depend on such majority-controlled decisions, which decisions may not be consistent with the Fund’s objectives.

Payment-in-kind (“PIK”) Interest

A portion of the Fund’s income may be non-cash income, such as contractual PIK interest, which represents interest added to the debt balance and due at the end of the instrument’s term, in the case of loans, or issued as additional notes in the case of bonds. Instruments bearing PIK interest typically carry higher interest rates as a result of their payment deferral and increased credit risk. There is a risk that PIK interest may become uncollectable if the borrower defaults.

Extension Risk

An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a MBS) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

Reinvestment Risk

Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV, and/or overall return of the Fund’s shares.

Follow-On Investments

Following an initial investment, the Fund may make additional investments as “follow-on” investments, in order to: (i) increase or maintain in whole or in part the Fund’s equity ownership percentage; (ii) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (iii) attempt to preserve or enhance the value of the Fund’s investment. The Fund may elect not to make follow-on investments or otherwise lack sufficient funds to make those investments.

The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of an investment and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, it may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities or because it is inhibited by compliance with 1940 Act requirements, or compliance with the requirements for maintenance of its RIC status.

Certain Non-U.S. Investments

The Fund expects to invest a portion of its assets outside of the United States. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

The Fund may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

The United States and the European Union have imposed and my impose sanctions on persons or issuers in certain countries, including Russia. These sanctions, any future sanctions, or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a fund’s investments. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a fund to freeze any existing investments in companies located in the impacted country, prohibiting the fund from buying, selling, or otherwise transacting in these investments. Any such country may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a fund’s portfolio and potentially disrupt its operations.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars, which may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Advisors and/or their affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Advisors and/or their affiliates hold an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other non-U.S. jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.

Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Advisors do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions that might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Advisors intend, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Foreign Currency and Exchange

The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors generally intend to hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

Brexit

Uncertainty regarding the terms of the United Kingdom’s (the “UK”) exit from the European Union (the “EU”) and the possibility of further referendums or policy shifts in other European countries may continue to disrupt financial markets. In June 2016, the UK voted in a referendum to leave the EU. The UK’s departure from the EU, known as “Brexit,” has affected the value and exchange rate of the euro and may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Brexit may have adverse effects on asset valuations and the renegotiation of current trade agreements and may result in an increase in financial regulation of UK banks. Any market disruption in the EU and globally as a result of Brexit may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU. This uncertainty may, at any stage, adversely affect the Fund and/or the Advisors. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries.

SOFR Risk

The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Counterparty

Some of the markets in which the Fund may effect transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. Moreover, the Fund’s internal credit function, which evaluates the creditworthiness of its counterparties, may prove insufficient. The lack of a complete and “foolproof” evaluation of the financial capabilities of the Fund’s counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. In addition, the Fund is expected to use counterparties located in various jurisdictions outside the United States. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions that may be involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material.

The Fund is also subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses. Because securities owned by the Fund that are held by broker-dealers are generally not held in the Fund’s name, the bankruptcy of any such broker-dealer could have a greater adverse impact on the Fund than if such securities were registered in the Fund’s name.

Systemic

Credit risk may also arise through a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution causes a series of defaults by the other institutions. This is sometimes referred to as a “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts on a daily basis.

Short Selling

The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. In addition, reporting requirements and limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment strategies, including its ability to hedge certain exposures and execute transactions to implement its risk management guidelines, and any such limitations may adversely affect the performance of the Fund.

Arbitrage or Fundamental

Employing arbitrage and alternative strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades. With respect to the merger arbitrage strategy, the merger deal may terminate prior to closing, thereby imposing losses to the Fund.

Collateralized Loan Obligations

The Fund may invest in CLOs and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, domestic and foreign floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

In light of the above, CLOs may present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities and asset-backed securities (e.g., interest rate risk, credit risk and default risk), CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.

Warehouse Investment Risk

The Fund may invest in warehouses, which are financing structures created prior to and in anticipation of CLO or collateralized debt obligation (“CDO”) closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles. To finance the acquisition of a warehouse’s assets, a financing facility (a “Warehouse Facility”) is often opened by (i) the entity or affiliates of the entity that will become the collateral manager of the CLO or CDO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO or CDO. The period from the date that a warehouse is opened and asset accumulation begins to the date that the CLO or CDO closes is commonly referred to as the “warehousing period.” In practice, investments in warehouses (“Warehouse Investments”) are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in SPVs that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO or CDO closing.

A Warehouse Investment generally bears the risk that (i) the warehoused assets (typically senior secured corporate loans) will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in a CLO or CDO and a loss is incurred upon their disposition, and (iii) the anticipated CLO or CDO is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular CLO or CDO may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.

There can be no assurance that a CLO or CDO related to Warehouse Investments will be consummated. In the event a planned CLO or CDO is not consummated, investors in a warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is typically used in warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse Investment.

The Fund may be an investor in Warehouse Investments and in CLOs or CDOs that acquire warehoused assets, including from warehouses in which the Fund has directly or indirectly invested. This involves certain conflicts and risks.

The Warehouse Investments represent leveraged investments in the underlying assets of a warehouse. Therefore, the value of a Warehouse Investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid.

Options

The Fund may purchase and sell (“write”) options on equities on national and international securities exchanges and in the domestic and international OTC market. The seller (“writer”) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security, plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. If the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The writer of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the value of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment in the call option. If the buyer of the call sells short the underlying security, the loss on the call will be offset, in whole or in part, by any gain on the short sale of the underlying security. Options may be cash settled, settled by physical delivery or by entering into a closing purchase or closing sale transaction. In entering into a closing purchase transaction, the Fund may be subject to the risk of loss to the extent that the premium paid for entering into such closing purchase transaction exceeds the premium received when the option was written.

Stock Index and Market Options

The Fund may also purchase and sell call and put options on stock indices and ETFs listed on national securities exchanges or traded in the OTC market for the purpose of realizing its investment objectives or for the purpose of hedging its portfolio. A stock index or ETF fluctuates with changes in the market values of the stocks included in the index or ETF. The effectiveness of purchasing or writing stock index or ETF options for hedging purposes will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock indices or ETFs selected. Because the value of an index or ETF option depends upon movements in the level of the index or ETF rather than the price of a particular stock, whether the Fund will realize gains or losses from the purchase or writing of options on indices or ETFs depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices or ETFs, in an industry or market segment, rather than movements in the price of particular stocks. Accordingly, successful use by the Fund of options on stock indices or ETFs will be subject to the ability of the Advisors to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks.

Credit Derivative Transactions

As part of its investment strategy, the Fund may enter into credit derivative transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third-party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more fixed payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (mainly a default on a material portion of its outstanding obligations, a bankruptcy or a restructuring of its debt). Upon the occurrence of a credit event, credit default swaps may be cash settled (either directly or by way of an auction) or physically settled. If the transaction is cash settled, the amount payable by the credit protection seller following a credit event will usually be determined by reference to the difference between the nominal value of a specified obligation of the reference entity and its market value after the occurrence of the credit event (which sometimes may be established in an industry-wide auction process). If the transaction is physically settled, the credit protection buyer will deliver an obligation of the reference entity that is either specified in the contract or the general characteristics are described therein to the credit protection seller in return for the payment of its nominal value. Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. There are a number of uncertainties in the tax laws relating to credit default swaps. There can be no assurance that the characterization adopted by the Fund with respect to a particular credit default swap will be respected by the IRS or a court, and any recharacterization by the IRS, if successful, could adversely affect the Shareholders’ investments in the Fund.

Credit derivative transactions are an established feature of the financial markets and both the number of participants and range of products available have significantly increased over the years. Credit derivative transactions dependent upon credit events are priced incorporating many variables including the pricing and volatility of the common stock of the reference entity, potential loss upon default by the reference entity on any of its obligations, and the shape of the U.S. Treasury Market curve, among other factors. As such, there are many factors upon which market participants may have divergent views. Additionally, credit derivatives may require the posting of collateral. A bankruptcy of the collateral holder may result in losses to the extent posted collateral exceeds the obligations of the pledging party under the credit derivative transaction.

Transactions in certain derivatives are subject to trading and clearing on a U.S. national exchange and clearinghouse and to regulatory oversight, while other derivatives are subject to risks of trading in the OTC markets or on non-U.S. exchanges. Certain credit index derivatives are currently required to be traded on a Swap Execution Facility (“SEF”) and cleared through a registered clearinghouse. For swaps that are cleared through a clearinghouse, the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk. Clearinghouse collateral requirements may differ from and be greater than the collateral terms negotiated with derivatives counterparties in the OTC market, and U.S. regulators have discretion to set collateral requirements for trades that are not cleared through a clearinghouse. OTC derivative dealers will be required to post margin to the clearinghouse through which they clear their customers’ trades instead of using such margin in their operations, as they historically were allowed to do. This will further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks. In addition, the Fund’s assets are also subject to the risk of the failure of any of the exchanges on which its positions trade or of its clearinghouses or counterparties.

Swap Agreements

The Advisors may enter into swap agreements on behalf of the Fund. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long-term or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if the Advisor determines that other forms are consistent with the Fund’s investment objectives and policies.

Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, then the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses by the Fund.

Total Return Swaps

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Clearing Houses, Counterparties and Exchange Insolvency

The liquidity of a secondary market in derivatives is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or other disruptions of normal trading activity, including prime brokers refusing to clear or settle any trade.

Hedging Transactions

The distressed market in which the Fund may invest is subject to fluctuations and the market value of any particular investment may be subject to substantial variation. The entire market, or particular securities traded on a market, may decline even if earnings or other factors improve since the prices of debt securities and equity securities are subject to numerous economic, political, procedural, and other factors that have little or no correlation to the performance of a particular company. The Fund may utilize a variety of financial instruments, such as derivatives, exchange-traded funds, options, shorting securities, interest rate swaps, caps and floors, and futures and forward contracts, both for investment purposes and for risk management purposes. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it has not engaged in any such hedging transaction. The Advisors may determine not to hedge a position and may not identify appropriate risks to hedge. Moreover, it should be noted that the Fund’s portfolios will always be exposed to certain risks that cannot be hedged. In connection with a hedging transaction, the Fund may be required to allocate funds or provide a credit line to be used as collateral for the margin capital of the hedge. Such a requirement would tie up a portion of the Fund’s capital that could otherwise have been available for investment or for use in segregation in respect of certain derivative transactions engaged in by the Fund. This could cause the Fund to be less invested in its core investment strategy than it would have been absent such hedging transaction, and could possibly result in an adverse effect on the overall returns of the Fund.

Trade Claims

The Fund may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. For example, trade claims include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims may be purchased directly from the creditor or through brokers. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments that generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. The markets for trade claims are not regulated by U.S. federal securities laws or the SEC.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.

Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim. Trade claims are subject to risks not generally associated with securitized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim.

Recovery on allowed trade claims may also be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. Trade claims are also subject to the risk that if the Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.

Convertible Hedging

If the market price of the underlying common stock increases, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

Convertible Securities

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

Synthetic Convertible Instruments

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Covered Call Writing

As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

Temporary Investments

For defensive purposes, during periods in which the Fund determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful. The Fund is not required to adopt defensive positions or hedge its investments and may choose not to do so even in periods of extreme market volatility and economic uncertainty.

Other Derivatives

The Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments and certain other customized derivative instruments. In addition, the Fund may take advantage of opportunities with respect to certain other derivative instruments which are not presently contemplated for use by the Fund, or which are currently not available. Derivative instruments contain much greater leverage than do non-margined purchases of the underlying instrument in as much as only a very small portion of the value of the underlying instrument is required to be deposited as collateral in order to effect such investments. If the counterparty to such a swap defaults, the Fund would lose any collateral deposits made with the counterparty in addition to the net amount of payments that it is contractually entitled to receive under the swap. Many derivatives instruments are traded on a principal to principal basis, in which performance with respect to such instruments is the responsibility of only the parties to the contract, and not of any exchange or clearinghouse. As a result, many of the protections afforded to participants on organized exchanges and in a regulated environment are not available in connection with these transactions and the Fund will be subject to counterparty risk relating to the inability or refusal of a counterparty to perform such derivatives contracts. If the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses to the Fund. Other risks may include market risk, liquidity risk, legal risk, and operations risk. Special risks may apply to instruments which are invested in by the Fund in the future which cannot be determined at this time or until such instruments are developed or invested in by the Fund. For example, such derivative instruments are expected to be highly illiquid, and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a material adverse manner. If the Fund seeks to participate through the use of such derivative instruments, the Fund will not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying securities or financial instruments. Accordingly, the Fund will not participate in matters submitted to a vote of the shareholders. In addition, the Fund may not receive all of the information and reports to shareholders that the Fund would receive with a direct investment. Further, the Fund will pay the counterparty to any such derivative instrument structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund. Finally, certain aspects of the appropriate U.S. federal income tax treatment of such derivative instruments are uncertain and, the Fund’s U.S. federal income tax treatment of such instruments may prove to be not supported. Recent financial reform legislation may require the Fund to comply with margin requirements and with certain clearing and trade-execution requirements in connection with its derivative activities, although the full application of those provisions is uncertain at this time. The financial reform legislation may also require the counterparties to the Fund’s derivative instruments to spin off some of their derivatives activities to a separate entity, which may not be as creditworthy as the Fund’s current counterparty. The new legislation and any new regulations could significantly increase the cost of derivative contracts (including through requirements to post collateral which could adversely affect the Fund’s available liquidity), materially alter the terms of derivative contracts, reduce the availability or desirability of derivatives, reduce the ability to monetize or restructure existing derivative contracts, and increase the Fund’s exposure to less creditworthy counterparties. In particular, the Dodd-Frank Act amendments to the Advisers Act require a large proportion of transactions in the derivatives markets to be conducted on a SEF. The impact of the SEFs on transaction liquidity and pricing cannot be determined at this time. Currently, the clearing mandate applies to certain interest rate and credit index swaps, as discussed above (see “Credit Derivative Transactions”). Swaps that are not cleared through registered clearinghouses are potentially subject to regulations including increased mandatory margin requirements without the benefit of protections afforded to participants in cleared swaps (e.g., centralized counterparty, guaranteed funds, and customer asset segregation). Price movements of futures and options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of futures, options and swap agreements also depends upon the price of the commodities underlying them. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives trading.

The Fund may enter into derivatives or other transactions that may provide leverage (other than through borrowings). The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f‑4 under the 1940 Act. The Fund intends to be a limited derivatives user under Rule 18f‑4 of the 1940 Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote.

Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the 1940 Act. Such other investment companies may include, without limitation, other registered investment companies that in turn invest in Private Funds. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1‑4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1‑4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, Private Funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, Private Funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the “Acquired Fund”), the portion of the Fund’s Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Highly Volatile Markets

The prices of the Fund’s investments, including, without limitation, all derivative instruments (including option prices), government bonds and commodities contracts, can be highly volatile. Price movements of forward and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things: interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in government bonds, currencies, financial instruments and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which its positions trade or of their clearinghouses.

Risks Associated with the Fund and the Advisors

Diversification

The Fund is a “diversified” investment company for purposes of the 1940 Act, which means that, as to 75% of its assets, the Fund will not invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. For a fund to be classified as a diversified investment company under the 1940 Act, at least 75% of the value of the fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

In addition, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Systems and Operational

The Fund depends on the Advisor and Sub-Advisor to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting, and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s, the Advisor’s and Sub-Advisor’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Advisor and Sub-Advisor may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Advisor, Sub-Advisor, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and the Investors’ investments therein.

Fundamental Analysis

Investment decisions will be based on fundamental analysis. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Advisor misinterprets the meaning of certain data, the Fund may incur losses.

Investment and Due Diligence Process

Before making investments, the Advisors will conduct due diligence that they deem reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Advisors may be required to evaluate important and complex business, financial, tax, accounting, and legal issues. When conducting due diligence and making an assessment regarding an investment, the Advisors will rely on the resources reasonably available to them, which in some circumstances whether or not known to the Advisors at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.

Senior Management Personnel of the Advisors

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Advisors. The Advisors evaluate, negotiate, structure, execute, monitor and service certain of the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Advisors and their respective senior management teams. The departure of any members of the Advisors’ respective senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Advisors’ ability to identify, analyze, invest in, finance, and monitor companies that meet the Fund’s investment criteria. The Advisors’ capabilities in managing the investment process, providing competent, attentive, and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Advisors may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Advisors may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition, and results of operations.

In addition, the Investment Advisory Agreement and Sub-Advisory Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement and Sub-Advisory may be terminated at any time, without penalty, by the Advisor or the Sub-Advisor, respectively, upon 60 days’ notice to the other party or parties thereto. If the Sub-Advisory Agreement is not continued by the Board or is terminated by the Board or the Advisor, the Investment Advisory Agreement shall be terminated at the time the Sub-Advisory Agreement is terminated. If any such agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace the Advisor and/or Sub-Advisor.

Key Personnel

The Advisors depend on the diligence, skill, and network of business contacts of their professionals. The Advisors also depend, to a significant extent, on deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Advisors are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Advisors, or a significant number of the investment professionals or partners of the Advisors’ affiliates, could have a material adverse effect on the Fund’s ability to achieve their investment objectives. Individuals not currently associated with the Advisors may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Advisors will remain the Fund’s investment advisor and/or sub-advisor or that the Advisors will continue to have access to the investment professionals and partners of their affiliates and the information and deal flow generated by the investment professionals of their affiliates.

Tax

The Fund may invest in certain securities, such as certain convertible and high yield securities, for which the federal income tax treatment may not be clear or may be subject to re-characterization by the IRS. It could be more difficult for the Fund to comply with the federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments were successfully challenged by the IRS.

Cyber Security

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment vehicles such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks, including unauthorized access through hacking, malicious software coding, denial-of-service attacks, data corruption, or inadvertent employee errors. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial-of-service attacks on websites, the unauthorized release of confidential information and causing operational disruption. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Successful cyberattacks against, or security breakdowns of, the Fund, the Advisors, the Fund’s custodian and/or other third-party service providers may adversely impact the Fund or the Shareholders. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, impact the Fund’s ability to value its assets, cause the release of private

Shareholder information or confidential information of the Fund, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement, or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Fund and the Shareholders could be negatively impacted as a result. While the Fund or the Fund’s service providers have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment therein to lose value. Further, the rapid development and widespread use of certain artificial intelligence (“AI”) technologies, including machine learning and generative AI (“AI Technologies”), could exacerbate these risks or result in cyber security incidents that implicate personal data.

Artificial Intelligence

The rapid development and increasingly widespread use of AI Technologies may adversely impact markets, the overall performance of the Fund’s investments or the services provided to the Fund by its service providers (including, without limitation, the Advisor, fund accountant, custodian, or transfer agent). For example, service providers to the Fund may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.

Additionally, the use of AI Technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud and cyberattacks. The use of AI Technologies may face regulatory scrutiny in the future, which could limit the development of AI and impede the growth of companies that develop and use AI. Actual usage of AI Technologies by the Fund’s service providers will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.

Shares Not Listed; No Market for Shares

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Closed-end Interval Fund; Liquidity

The Fund is a diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Competition for Investment Opportunities

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical, and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

The Advisors and/or their affiliates and portfolio managers may determine that an investment is appropriate both for the Fund and for one or more other funds or accounts. In such event, depending on the availability of such investment and other appropriate factors, the Advisors may determine that the Fund should invest on a side-by-side basis with one or more other funds. The Fund may make all such investments subject to compliance with applicable laws and regulations and interpretations thereof by the SEC and its staff. In certain circumstances, negotiated co-investments may be made only on reliance on the exemptive order the Fund has been received from the SEC permitting such investment.

Co-Investment Exemptive Relief

The Fund, the Advisor and the Sub-Advisor have received exemptive relief from the SEC that permits the Fund to participate in certain joint transactions that otherwise may be prohibited by the provisions of Sections 17(d) of the 1940 Act. The exemptive relief permits the Fund to participate in certain privately negotiated co-investment transactions alongside certain other funds that are advised by the Advisor, the Sub-Advisor or their respective affiliates, subject to the terms and conditions of the exemptive relief. Such conditions may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the other funds. In such case, the Fund may participate in such investments to a lesser extent or, under certain circumstances, may not participate in such investment.

Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly

The Advisors may establish additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.

The results of the investment activities of the Fund may differ significantly from the results achieved by the Advisors for their own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Advisors will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in their discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made because the Fund has received an exemptive order from the SEC permitting such investment. See “Co-Investment Exemptive Relief.”

“Best-Efforts” Offering

This offering is being made on a best-efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return

No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.

Inadequate Network of Broker-Dealer

The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objectives and strategies, depends upon the ability of the Distributor to establish, operate, and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objectives and strategies. If the Fund is unsuccessful in implementing its investment objectives and strategies, an investor could lose all or a part of his or her investment in the Fund.

Repurchase Offers

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding Shares at NAV on a quarterly basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Distribution Payment

The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold for an amount less than the Shareholder’s original investment.

Fund Distribution Policy

The Fund intends to make regular distributions. Currently, in order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a RIC under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes up to the amount of a Shareholder’s tax basis in Shares, and therefore as gain from a sale or exchange of the Shares. A return of capital distribution would reduce the amount of a Shareholder’s tax basis in such Shareholder’s Shares. When a Shareholder sells Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in

Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Shares.

If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred Shares, notes, or other indebtedness.

Anti-Takeover

The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Portfolio Turnover

The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional and custodial expenses that are borne by the Fund.

Effects of Leverage [Text Block]

Effects of Leverage. The table below assumes that borrowings represent approximately 9% of the Fund’s net assets as of June 30, 2026 and the Fund bears expenses relating to such borrowings at annual effective interest rates of 6.37% (based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately 0.66%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of ‑10%, ‑5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.58)%	(6.12)%	(0.66)%	4.80%	10.26%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

Annual Interest Rate [Percent]		6.37%
Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.58)%	(6.12)%	(0.66)%	4.80%	10.26%

Return at Minus Ten [Percent]		(11.58%)
Return at Minus Five [Percent]		(6.12%)
Return at Zero [Percent]		(0.66%)
Return at Plus Five [Percent]		4.80%
Return at Plus Ten [Percent]		10.26%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of ‑10%, ‑5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

No Public Trading [Text Block]		The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time.
No Trading History [Text Block]		The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this Prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest, par value $0.001 per share. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange, or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust, or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders. Investors may buy Shares of the Fund through Financial Intermediaries. Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold Shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. While Class M Shares do not impose a front-end sales charge, if you purchase Class M Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.

If an investment is made through an Keogh plan or 401(k) plan, an approved trustee must process and forward the subscription to the Fund. In such case, the Fund will send the confirmation and notice of its acceptance to the trustee.

The Fund accepts initial and additional purchases of Shares on each business day. The investor must submit a completed account application form ten business days before the applicable purchase date. All purchases are subject to the receipt of immediately available funds three business days prior to the applicable purchase date in the full amount of the purchase (to enable the Fund to invest the proceeds as of the applicable purchase date). An investor who misses one or both of these deadlines will have the effectiveness of its investment in the Fund delayed until the following business day.

Despite having to meet the earlier application and funding deadlines described above, the Fund does not issue the Shares purchased (and an investor does not become a Shareholder with respect to such Shares) until the applicable purchase date, i.e., the following business day. Consequently, purchase proceeds do not represent capital of the Fund, and do not become assets of the Fund, until such date.

Any amounts received in advance of the initial or subsequent purchases of Shares are placed in a non-interest-bearing account with the Fund’s transfer agent prior to their investment in the Fund, in accordance with Rule 15c2‑4 under the Securities Exchange Act of 1934, as amended. The Fund reserves the right to reject any application. Unless otherwise required by applicable law, any amount received in advance of a purchase ultimately rejected by the Fund will be returned to the prospective investor.

By Mail — Initial Investment

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Calamos Aksia Alternative Credit and Income Fund to:

Mailing Address for Account Applications:

U.S. Bank Global Fund Services, c/o Calamos Aksia
615 E. Michigan Street,
3rd Floor, Milwaukee, WI 53202

The transfer agent must receive a completed account application from a Financial Intermediary before an investor wires funds. The Financial Intermediary may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the transfer agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1.800.435.6152 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire, although the Fund will not accept payment by automated clearing house (ACH). The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE in accordance with the procedures described above. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

Wiring Instructions:

SWIFT Code
USBKUS44IMT
ABA Routing Number
091000022
Account Number
167504958254
Account Name

U.S. BANCORP FUND SERVICES, LLC
FBO CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND
FFC
INVESTOR NAME — FUND ID — ACCOUNT NUMBER

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Registered representatives/investment advisors may call the Fund at 1.800.435.6152 for additional assistance when completing an application.

If the Transfer Agent does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchase Terms

With respect to Class A Shares and Class C Shares, the minimum initial investment is $2,500 for all accounts; subsequent investments may be made with at least $100. Investors purchasing Class A Shares may be charged a sales load of up to 2.25% of their gross purchase, as described below. Class C shareholders who tender for repurchase of such shareholder’s Class C Shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price. No order for Class C shares of the Fund may exceed $250,000. With respect to Class M Shares, the minimum initial investment is $10,000 for all accounts; subsequent investments may be made with at least $100. While Class M Shares do not impose a front-end if you purchase Class M Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. With respect to Class I Shares, the minimum initial investment is $1,000,000 for all accounts; subsequent investments may be made in any amount. The Fund reserves the right to waive the investment minimum. The minimum initial investment is waived for current or retired trustees of the Trust, officers, and employees of the Advisors or their affiliates, employees of the Distributor, or employees of an entity with a selling group arrangement with the Distributor, and their immediate family members, including a spouse, child, stepchild, parent, stepparent, sibling, grandchild, and grandparent, in each case including in-law and adoptive relationships. The Fund may permit a Financial Intermediary to waive the initial minimum per shareholder for Class I Shares in the following situations: broker-dealers purchasing fund shares for clients in broker-sponsored discretionary fee-based advisory programs; Financial Intermediaries with clients of a registered investment advisor (RIA) who have entered into an agreement to offer institutional shares through a no-load program or investment platform; and certain other situations deemed appropriate by the Fund. The Fund’s Class I Shares are offered for sale through its Distributor at NAV. The price of the Shares during the Fund’s continuous offering will fluctuate over time with the NAV of the Shares.

The Fund’s Shares are offered for sale through its Distributor at NAV plus any applicable sales load. The price of the Shares during the Fund’s continuous offering will fluctuate over time with the NAV of the Shares.

Class A Shares

Investors purchasing Class A Shares may be charged a sales load based on the amount of their net investment in the Fund. The sales load payable by each investor depends upon the amount invested by such investor in the Fund, but may range from 0.00% to 2.25%. A reallowance to participating broker-dealers may be made by the Distributor from the sales load paid by each investor.

You may be able to buy Class A Shares without a sales charge (i.e., “load-waived”) when you are:

•
reinvesting dividends or distributions;
•
purchasing Shares through a financial services firm that has a special arrangement with the Fund; or
•
participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services.
•
any current or retired trustee of the Trust, or any associated trust, person, or profit sharing or other benefit plan of such current or retired trustee; any employee of the Fund’s distributor or its affiliates; an employee of an entity with a selling group agreement with the Fund’s distributor; or any member of the immediate family of a person qualifying here including a spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

The following sales loads apply to your purchases of Class A Shares of the Fund:

Amount Purchased	Sales Load as a % of Offering Price	Sales Loads as a % of Amount Invested	Dealer Reallowance*	Dealer Manager Fee
Under $100,000	2.25%		2.30%	2.25%	0.00%
$100,000-$249,999	1.75%		1.78%	1.75%	0.00%
$250,000 and above**	None		None	None	None
*
Gross Dealer Concession paid to participating broker-dealers.
**
On an investment of $250,000 or more, the distributor from its own resources pays the selling dealer a commission of 1.00% of the amount of the investment. You may pay a contingent deferred sales charge of 1.00% on shares sold within 18 months after purchase.

Reduced Sales Charges for Class A Purchases

As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.” You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

•
Rights of Accumulation

You may combine the value, at the current public offering price, of Class A, Class C and Class I shares of the Fund already owned with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment.

To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each eligible account you or a member of your immediate family maintains. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor’s responsibility to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund’s transfer agent, you will need to provide the foregoing information to us at the time you purchase shares.

•
Letter of Intent

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a Letter of Intent (“LOI”). Under an LOI, you may purchase additional Class A shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. In addition, the market value of any current holdings in the Fund (as described and calculated under “Rights of Accumulation” as further noted in the Fund’s prospectus) are eligible to be aggregated as of the start of the 13-month period and will be credited toward satisfying the LOI, but the reduced LOI sales charge rate will only apply to purchases made on or after the commencement date of the LOI. The 13-month LOI period commences with your first purchase of shares at the reduced LOI sales charge rate, and this first purchase also acknowledges acceptance of the terms of the LOI. The initial investment must meet the minimum initial purchase requirements. Purchases resulting from the reinvestment of dividends and/or capital gains do not apply towards the fulfillment of the LOI. In all instances, it is the investor’s responsibility to notify the Fund, the Fund’s transfer agent and/or their financial advisor of any current holdings in the Funds that should be counted towards the sales charge reduction (and provide account statements, as needed, for verification purposes) and any subsequent purchases that should be counted towards fulfillment of the LOI. During the term of the LOI, shares representing up to 5% of the indicated LOI amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated LOI amount is not purchased during the term of the LOI, you will be required to pay the Distributor an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchases if the total of such purchases had been made at a single time, and the Distributor reserves the right to redeem escrowed shares from your account if necessary to satisfy this obligation. Any remaining escrowed shares will be released to you. An LOI does not obligate you to buy, or a Fund to sell, the indicated amount of shares. Before submitting and/or signing an LOI, please carefully read and review the LOI provisions found in both this prospectus and the statement of additional information.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

Outstanding Securities

The following table sets forth information about the Fund’s outstanding Shares as of June 30, 2026.

	Amount Authorized	Amount Held by the Fund for its Own Account		Amount Outstanding
Class A Shares	Unlimited		None		649,221.060
Class C Shares	Unlimited		None		138,278.578
Class I Shares	Unlimited		None		112,996,277.887
Class M Shares	Unlimited		None		3,789.293

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from willful misfeasance, lack of good faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under the Agreement.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, lack of good faith or gross negligence in the performance of his or her duties, or reckless disregard of his or her obligations and duties under the Agreement. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Investment Advisory Agreement and the Sub-Advisory Agreement provide that, in the absence of willful misfeasance, lack of good faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Agreement, the Advisor or the Sub-Advisor, as the case may be, is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be no less than one and no more than 15, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) from office with cause only by action taken by a majority of the remaining Trustees (or, in the case of an Independent Trustee, only by action taken by a majority of the remaining Independent Trustees).

Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken at a meeting of Shareholders or by written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may make certain amendments to the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.

Waiver of Jury Trial

The Declaration of Trust provides that each Trustee, officer, Shareholder and Person beneficially owning an interest in the Trust (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act, irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding.

Exclusive Jurisdiction

The Declaration of Trust provides that each Trustee, officer, Shareholder and Person beneficially owning an interest in the Trust (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act, irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Trust or its business and affairs, the Statutory Trust Act, the Declaration of Trust or the Bylaws or asserting a claim governed by the internal affairs (or similar) doctrine shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. In submitting to the jurisdiction of the courts of Delaware, a Trustee, officer, Shareholder or Person beneficially owning an interest in the Trust may have to bring suit in an inconvenient and less favorable forum. This provision shall not apply to claims arising under federal or state securities laws.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Security Liabilities [Text Block]

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from willful misfeasance, lack of good faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under the Agreement.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, lack of good faith or gross negligence in the performance of his or her duties, or reckless disregard of his or her obligations and duties under the Agreement. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Investment Advisory Agreement and the Sub-Advisory Agreement provide that, in the absence of willful misfeasance, lack of good faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Agreement, the Advisor or the Sub-Advisor, as the case may be, is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Security Preemptive and Other Rights [Text Block]		Shares will have no preference, preemptive, appraisal, conversion, exchange, or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract.
Security Obligations of Ownership [Text Block]		The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any.
Distributions May Reduce Principal [Text Block]		Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board.
Preferred Stock Restrictions, Other [Text Block]

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Rights Subject to Other than Majority Vote [Text Block]

Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken at a meeting of Shareholders or by written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Outstanding Securities [Table Text Block]

The following table sets forth information about the Fund’s outstanding Shares as of June 30, 2026.

	Amount Authorized	Amount Held by the Fund for its Own Account		Amount Outstanding
Class A Shares	Unlimited		None		649,221.060
Class C Shares	Unlimited		None		138,278.578
Class I Shares	Unlimited		None		112,996,277.887
Class M Shares	Unlimited		None		3,789.293

General Economic Conditions And Recent Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic Conditions and Recent Events

Difficult global credit market conditions have adversely affected the market values of equity, fixed-income, hard assets, and other securities and these circumstances may continue or even deteriorate further. The short- and longer-term impact of these events is uncertain, but could have a material effect on general economic conditions, consumer and business confidence and market liquidity. Investments made by the Fund are expected to be sensitive to the performance of the overall economy, and thus the value of Fund investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. A negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which could have a material adverse effect on the performance of the Fund and these or similar events may affect the ability of the Fund to execute its strategy. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund from its banks, dealers and other counterparties is typically reduced during market disruptions. Market disruptions caused by unexpected political, military, and terrorist events may from time to time cause dramatic losses for the Fund, and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Certain foreign governments have threatened or instituted, or may in the future threaten or institute, retaliatory tariffs on certain U.S. goods. Tariffs may be subject to legal challenge and may be modified, limited or invalidated by judicial or regulatory action. The scope, timing and ultimate validity of any such tariffs, and of any governmental response to legal challenges, is uncertain, and significant uncertainty continues to exist about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S., the stability of global financial markets, and global economic conditions.

International war or conflicts (including ongoing wars in Europe and the Middle East) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe, South America and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. The ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East have created, and continue to create, economic and political uncertainties and have contributed to recent global economic instability. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as the Fund. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Significant uncertainty exists with respect to changes in legislation, regulation, and government policy at the federal, state, and local levels in the U.S. and internationally. Recent and potential future changes to fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policies may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, corporate taxes, inflation, and the overall regulatory environment. These uncertainties and changes could adversely affect the Fund’s business, financial condition, operating results, and cash flows.

Availability Of Suitable Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Suitable Investments

While the Advisors believe that many attractive investments of the type in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition

The markets for securities in the Fund’s investment program are highly competitive. The Fund competes for investment opportunities with a significant number of financial institutions as well as various institutional investors. Some of these competitors are larger and have greater financial, human, and other resources than the

Fund and may in certain circumstances have a competitive advantage over the Fund. As a result of this competition, there may be fewer attractively priced investment opportunities than in the past, which could have an adverse impact on the ability of the Fund to meet its investment goals. Increased competition may also reduce the Fund’s ability to identify and secure attractive investment opportunities. Furthermore, many of the Fund’s competitors may not be subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC. As a result, such competitors may have greater flexibility in structuring their investments and may be able to offer terms that the Fund cannot match without jeopardizing its regulatory status. There can be no assurance that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.

No Assurance Of Investment Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Investment Return

The Fund’s task of identifying and evaluating investment opportunities, managing such investments, and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage, and realize a profit on such investments successfully. The Advisors believe that the investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.

Direct Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Lending

The Fund will invest in directly originated senior secured loans, including unitranche loans, of performing middle market companies (“Senior Capital Debt Securities”).

The value of the Fund’s assets is volatile and may fluctuate due to a variety of factors that are inherently difficult to predict and are outside of the Advisors’ control, including prevailing credit spreads, general economic conditions, financial market conditions, domestic or international economic or political events, developments or trends in any particular industry, changes in interest rates, or the financial condition of the obligors of the Fund’s assets. In particular, the market for Senior Capital Debt Securities has experienced periods of volatility in the supply of, and demand for, such loans, resulting in volatility in, among other things, spreads, interest rate floors, purchase price discounts, leverage, covenants, structure, and other terms. Because loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market, especially in the middle market, has been small relative to the high-yield debt securities market.

The obligors of the Fund’s assets will primarily be privately owned middle market businesses. There is generally no publicly available information about these businesses. Some obligors may not meet net income, cash flow, and other coverage tests typically imposed by lenders. Numerous factors may affect an obligor’s ability to repay its related obligations, including the failure to meet its business plan, a downturn in its industry, and continuing negative economic conditions. A deterioration in an obligor’s financial condition and prospects may be accompanied by deterioration in the collateral securing the Fund’s assets or the recuring revenue of the obligor. Such deterioration might impair the ability of such obligor to obtain refinancing or force it to seek to have the Fund’s asset restructured.

Senior Capital Debt Securities are generally considered speculative in nature and may end up in default for a variety of reasons. A defaulted asset may become subject to either substantial workout negotiations or a restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal, and a substantial change in the terms, conditions, and covenants with respect to such defaulted asset. In addition, such negotiations or restructuring may be quite extensive, protracted, and costly over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such defaulted asset. The liquidity of a defaulted asset will be limited, and to the extent that a defaulted asset is sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.

Loans to middle market businesses generally carry both higher interest rates and more inherent risks than loans to larger, publicly traded businesses. These middle market companies generally have more limited access to capital and higher financing costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market businesses typically have narrower product lines and smaller market shares than larger businesses. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These businesses may also experience substantial variations in operating results. Typically, the success of a middle market business also depends on the management talents and efforts of one or two persons or a small group of persons. The death, disability, or resignation of one or more of such persons could have a material adverse impact on the obligor and its ability to repay its obligations. In addition, middle market businesses often need substantial additional capital to expand or compete and will often have borrowed money from other lenders and may need additional capital to survive any economic downturns. Accordingly, loans made to middle market companies involve higher risks than loans made to companies that have larger businesses, greater financial resources, or that are otherwise able to access traditional credit sources.

There can be no assurance as to the levels of defaults or the amount or timing of recoveries that may be experienced with respect to the Fund’s assets. Any increase in default levels or decrease in recovery rates, or delays in receipt of recoveries, could adversely affect distributions, if any, to the Fund.

There can be no assurance that the Advisors will correctly evaluate the nature and magnitude of the various factors that could negatively impact the value or performance of Senior Capital Debt Securities. These risks could be exacerbated to the extent that the portfolio is concentrated in one or more particular types of assets.

Direct Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Origination

A significant portion of the Fund’s investments may be originated. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets, and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations, and ability to make distributions to its Shareholders. In addition, competition for originations of, and investments in, the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Advisors will be able to identify and make investments that are consistent with its investment objectives.

Syndication Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Syndication

The Fund may originate certain of its investments with the expectation of later syndicating a portion of such investments to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Advisor intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.

Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so, or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid.

Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. If the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell, and the Fund would bear the risk that the collateral may decline in value.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Use Of Collateral Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Collateral

Collateral for private credit investments may include a wide range of assets, including, but not limited to, assets and/or net income of companies, real estate, revenue streams, equity interests, fund interests, royalties of various types, rights to litigation proceeds, trade receivables, and derivative exposure to loans. To the extent the Advisor originates loans based partly upon the adequacy of the borrower’s collateral, an incorrect valuation of such collateral may result in unforeseen losses. The inherent uncertainty of the value of collateral may result in values that differ significantly from the values that can ultimately be obtained for such collateral. Even if collateral is initially valued correctly, changes in market conditions, regulations or other circumstances, or changes directly related to such collateral, may materially adversely affect the value thereof. In addition, there can be no assurance that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment.

Under certain circumstances, collateral securing an investment may be released without the consent of the lender. Moreover, the lender’s security interest (with respect to investments in secured debt) may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the Fund may not have priority over other creditors as anticipated. First priority lien investments made by the lender may, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant borrower. The Fund may also invest in second-lien debt, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured instruments each of which involves a higher degree of risk than senior first-lien secured debt, including the re-use and subsequent loss of collateral by the borrower. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of senior lenders (with respect to some or all of the assets of an issuer in which the Fund invests). Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the ability of the issuer to repay the principal in respect of the Fund’s investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

The terms of any derivative hedging arrangements entered into by the Fund may provide that related collateral given to, or received by, the Fund may be pledged, lent, re-hypothecated, or otherwise re-used by the collateral taker for its own purposes. If collateral received by the Fund is reinvested or otherwise re-used, the Fund is exposed to the risk of loss on that investment. Should such a loss occur, the value of the collateral will be reduced, and the Fund will have less protection if the counterparty defaults. Similarly, if the counterparty reinvests or otherwise re-uses collateral received from the Fund and suffers a loss as a result, it may not be in a position to return that collateral to the Fund should the relevant transaction complete, be unwound or otherwise terminate and the Fund is exposed to the risk of loss of the amount of collateral provided to the counterparty.

Secured Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secured Debt

Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees, or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Secured debt usually includes restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans, including delayed draw term loans and revolving facilities, upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Secured debt typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in secured debt that is secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

Small And Middle Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Middle-Market Companies

Investment in private and small or middle-market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund will rely on the ability of the Advisors’ investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If they are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and the Fund may lose money on its investments. In addition, small and middle-market companies are frequently owned or controlled by private equity funds and such funds and their managers may have differently aligned incentives regarding their own investment objectives that may be inconsistent with the objectives of the debt holders of such small and middle-market companies.

Small and middle-market companies may have limited financial resources and may be unable to meet their obligations under their loans and debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment.

In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Additionally, small and middle-market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on one or more of the portfolio companies in which the Fund invests. Small and middle-market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of becoming obsolete.

Lower Credit Quality Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lower Credit Quality Loans

There are no restrictions on the credit quality of the loans that may be held in the Fund’s portfolio. Loans arranged or purchased by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans which the Fund may acquire have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than higher quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds

The Fund may invest in Private Funds that are not registered as investment companies. As a result, the Fund as an investor in these Private Funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Funds’ investments as such Private Funds’ Underlying Managers. Investments in Private Funds generally will be illiquid and generally may not be transferred without the consent of the Fund. The Fund may be unable to liquidate its investment in a Private Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Funds due to poor performance or other reasons. The fees paid by Private Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Fund in addition to the management fees and other expenses paid by the Fund.

High Yield Low Rated Or Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield, Low-Rated or Unrated Securities

Debt securities (including bonds) and preferred stock in which the Fund invests may or may not be rated by credit rating agencies. If they are rated, their ratings may range from the very highest to the very lowest rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch). Securities rated below investment grade normally provide a yield that is significantly higher than that of investment grade securities, but are quite speculative for reasons enumerated below. The lower-rated categories include debt securities that are in default and debt securities of insolvent issuers. The rating that a credit rating agency assigns to a security does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security. The values of lower-rated securities (including unrated securities of comparable quality) fluctuate more than those of higher-rated securities because investors generally believe that there are greater risks associated with them. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of principal and income. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of the securities more volatile and could limit the purchaser’s ability to sell the securities at prices approximating the values it had placed on the securities. In general, the market for lower-rated or unrated securities is smaller and less active than that for higher-rated securities, which can adversely affect the ability to sell these securities at favorable prices. In addition, the market prices of lower-rated securities are likely to be more volatile because: (i) an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default; (ii) past legislation has limited (and future legislation may further limit) investment by certain institutions in lower-rated securities or the tax deductibility of the interest by the issuer, which may adversely affect the value of the securities; and (iii) it may be difficult to obtain information about financially or operationally troubled issuers. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.

Non Performing Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Performing Loans

The Fund may invest in non-performing and sub-performing loans that often involve workout negotiations, restructuring and the possibility of foreclosure. These processes are often lengthy and expensive. In addition, the Fund’s investments may include securities and debt obligations of financially distressed issuers, including companies involved in bankruptcy or other reorganization and liquidation proceedings. As a result, the Fund’s investments may be subject to additional bankruptcy related risks and returns on such investments may not be realized for a considerable period of time.

Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loans

The Fund may make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims generally would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Limited Amortization Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Amortization Requirements

The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds or with annual excess cash flow, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that the issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Nature Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Investments

The Fund will invest in loans, debt obligations, securities and assets that are inefficiently priced as a result of business, financial, market or legal uncertainties. There is typically no market for the types of loans and debt the Fund intends to purchase.

The level of analytical sophistication, both financial and legal, necessary for successful returns on such investments is unusually high. There can be no assurance that the Advisors will correctly evaluate the nature and magnitude of the various factors that could affect the value of the Fund’s investments. In particular, the Fund will purchase securities and other obligations of companies that are experiencing significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Many of these securities typically remain unpaid unless and until the company reorganizes and/or emerges from bankruptcy proceedings. In addition, it frequently may be difficult to obtain information as to the conditions of these securities. The market prices of these securities are also subject to abrupt and erratic market movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk and may not show any return for a considerable period of time, if at all. Sourcing, diligence, structuring and governance of private distressed investments require consideration of factors that are often not present in standard private equity investing or investments in the senior and secured debt of financially sound companies. If the Advisors’ evaluation of the anticipated outcome of an investment situation should prove incorrect, the Fund could experience losses. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time.

Debt investments and loans are subject to credit and interest rate risks. “Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument and that an investor may not receive any or all of its principal or interest. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a loan or debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations, which are rated by rating agencies, are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate debt securities) and directly (especially in the case of debt instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Fund. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules. In addition, interest rate increases generally will increase the interest carrying costs to the Fund of borrowed securities and leveraged investments.

The Fund may from time to time make investments in securities of private companies without an active trading market. The ability of the Fund to sell securities and realize investment gains will depend upon favorable market conditions. Initial public offering and merger and acquisition opportunities may be more limited or non-existent for extended periods of time, whether due to economic, regulatory, or other factors. In addition, general fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Therefore, there is no assurance that the Fund will be able to realize liquidity for such investments in a timely manner, if at all.

The Fund’s investments may also be adversely affected by changes in economic conditions or political events that are beyond its control. For example, a market crash, a war, an act of terrorism, trade policies, threatened or actual tariffs, or the death of a major political figure may have significant adverse effects on the Fund’s investment results.

Nature Of Bankruptcy Proceedings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Bankruptcy Proceedings

The Fund may invest in the securities and obligations of distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments and the amount of any recovery may be affected by the relative security of the Fund’s investment in the capital structure of the issuer. Certain debt securities in which the Fund invests could be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. In addition, under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment. If the Fund or the Advisors are found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other creditors or investors of such company, the Fund may be held liable for damages to injured parties or a bankruptcy court. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity.

There are a number of significant risks arising out of investments in companies involved in bankruptcy proceedings, including, but not limited to, the following: First, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors. Second, a bankruptcy filing may have adverse and permanent effects on a company. For instance, the company may lose its market position and key employees or otherwise become incapable of emerging from bankruptcy and restoring itself as a viable entity. Further, if the bankruptcy proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. Third, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investments can be adversely affected by delays while a plan of reorganization is being negotiated, approved by the creditors, and confirmed by the bankruptcy court, and until such time as such plan ultimately becomes effective.

The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore, while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Competition For Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Assets Risk

The current lending market in which the Fund participates is competitive and rapidly changing. The Fund may face increasing competition for access to corporate loans and especially direct loans as the lending industry continues to evolve. The Fund may also face competition from other institutional lenders such as pooled investment vehicles and commercial banks that are substantially larger and have considerably greater financial and other resources than the Fund. These potential competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments as compared to the Fund and establish relationships with direct lending managers. A direct lending manager may have similar arrangements with other parties, thereby reducing the potential investments of the Fund through such manager. There can be no assurance that the competitive pressures they may face will not erode their ability to deploy capital. If the Fund is limited in its ability to invest in corporate and/or direct loans, the Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through investments in corporate and direct loans. If the Fund’s access to corporate and/or direct loans is limited, it would also be subject to increased concentration and counterparty risk.

Other Lending Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Lending Risks

The value of investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. The Advisors may attempt to minimize this risk by maintaining low loan-to-liquidation values with each loan and the collateral underlying the loan. However, there can be no assurance that the value assigned by the Advisors to collateral underlying a loan of the Fund can be realized upon liquidation, nor can there be any assurance that collateral will retain its value. In addition, some of the Fund’s loans will be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation affiliated with the borrower. The amount realizable with respect to a loan may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee. Moreover, the value of collateral supporting loans may fluctuate. In addition, active lending/origination by the Fund may subject it to additional regulation, as well as possible adverse tax consequences to investors therein. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of and subsequently liquidating various types of collateral.

Investments In Special Situations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Special Situations

The Fund may provide financing to companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies, and similar transactions. In any investment transaction involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved either will be unsuccessful, will take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price paid by the Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if such an anticipated transaction does not in fact occur, the Fund may lose all or a material portion of its investment. All of these events could have a material adverse effect on the value of the investments.

Rediscount Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rediscount Loans

Rediscount loans, which are loans that are purchased or sold prior to the date loan repayment is due at a price that reflects a second discount to the loan’s par value, may present risks similar to those of the other types of loans in which the Fund may invest and, in fact, such risks may be of greater significance in the case of rediscount loans. Moreover, investing in rediscount loans may entail a variety of unique risks. Among other risks, rediscount loans may be subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk. In addition, the performance of a rediscount loan will be affected by a variety of factors, including its priority in the capital structure of the obligor thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on the underlying receivables, loans or other assets that are being collateralized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral, and the capability of the servicer of the relevant assets.

Credit Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Ratings

Credit ratings of debt obligations or obligor(s) represent the rating agencies’ opinions or estimates regarding their credit quality and are not a guarantee of quality. In addition, rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Therefore, such credit ratings may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes to their credit ratings in response to subsequent events and an obligor’s current financial condition may be better or worse than a rating indicates.

Distressed And Defaulted Credits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed and Defaulted Credits

The Fund may invest in securities of issuers in weak financial condition or default, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability, and a tribunal’s power to disallow, reduce, subordinate, or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (e.g., until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security.

Prepayments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment

Loans are generally prepayable in whole or in part at any time at the option of the obligor at par plus accrued and unpaid interest thereon, and occasionally plus a prepayment premium. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. When credit market conditions become more attractive to obligors, the rate of prepayment of the Fund’s assets would be expected to increase as obligors refinance to take advantage of such improved conditions, which may negatively impact the Fund.

Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Maturity

A significant portion of the Fund’s assets will consist of loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.

Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults in the Fund’s assets could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.

Private Investment In Public Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PIPEs

The Fund may make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter (“OTC”) securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Debtor In Possession Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DIP Loans

The Fund may invest in debtor-in-possession (“DIP”) loans. DIP loans involve a fundamental credit risk based on the borrower’s ability to make principal and interest payments and the inherent risks in the bankruptcy process. DIP loans are subject to a court approval process in which parties-in-interest may be heard but there can be no assurance that the Fund would be successful in obtaining favorable results. If the calculations of the Advisor as to the outcome or timing of a reorganization are inaccurate, a company that has filed for bankruptcy may not be able to make payments on a DIP loan on time or at all. In addition, DIP loans may be privately negotiated transactions, each of which has individualized terms. These positions may be illiquid and difficult to value. DIP loans may be subject to price volatility due to various factors including, but not limited to, changes in interest rates, market perception of the creditworthiness of the borrower and general market liquidity.

Mezzanine Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Debt

The Fund may invest in mezzanine debt. Investments in mezzanine debt securities of highly leveraged companies involve a high degree of risk. Highly leveraged companies are inherently more sensitive to adverse business or financial developments or economic factors, including declines in company revenues, increases in company expenses, rising interest rates, downturns in the economy, increasing competition, and deteriorating industry conditions. In addition, mezzanine debt securities typically are subordinated to substantial amounts of senior debt, all or a significant portion of which may be secured, which means that distributions to mezzanine holders are available only after satisfaction of claims of senior creditors. While the mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of such investments and may benefit from cross-default provisions and security over the assets of the issuer, some or all of such terms may not be part of particular investments.

Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second Lien Loans

The Fund may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, which may limit their ability to amend its loan documents, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings relating to borrowers, which can materially affect recoveries.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Securities

The Fund may invest in mortgage-backed securities (“MBS”) and other securities that are subordinate to one or more senior classes. Generally, such subordinated securities bear the first risk of loss on the mortgages or other collateral underlying such securities. As a result, changes in the value of the performance of subordinated securities are expected to be greater than the change in the value or payment performance of the underlying mortgages or other collateral. If a default occurs, proceeds from any realization on the underlying mortgages or other collateral will first be allocated to the senior classes of securities in accordance with the priority of payments prior to any allocation to the subordinated securities held by the Fund.

Participations And Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Participations and Assignments

The Fund expects to acquire a significant amount of loan interests indirectly through participations and directly through assignments. These obligations are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer or creditors of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or participation, the Advisors compare the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks will be borne by the Fund.

In a participation the original lender/party granting the participation maintains ownership over the loan and the participant only has a contractual right against the grantor (no privity of contract with the borrower). This exposes loan participants to two separate credit risks: the risk of the underlying borrower’s failure to repay the loan, and the risk of the participation grantor’s insolvency. If a participation grantor were to experience insolvency, the Fund, by owning a participation interest, may be treated as a general unsecured creditor of the selling institution and may not benefit from any set off between the selling institution and the borrower. In addition, the Fund may purchase a participation interest from a selling institution that does not itself retain any portion of the applicable loan and, therefore, may have limited interest in monitoring the terms of the loan agreement and the continuing creditworthiness of the borrower. When the Fund holds a participation interest in a loan it will not have the right to vote under the applicable loan agreement with respect to every matter that arises thereunder, and it is expected that each selling institution will reserve the right to administer the loan sold by it as it sees fit and to amend the documentation evidencing such loan in all respects. Selling institutions voting in connection with such matters may have interests different from those of the Fund and may fail to consider the interests of the Fund in connection with their votes.

The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning selling institution and becomes a lender under the loan agreement with respect to that loan. As a purchaser of an assignment, the Fund generally will have the same voting rights as other lenders under the applicable loan agreement, including the right to vote to waive enforcement of breaches of covenants or to enforce compliance by the borrower with the terms of the loan agreement and the right to set off claims against the borrower and to have recourse to collateral supporting the loan. Assignments are, however, arranged through private negotiations between assignees and assignors and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning selling institution.

Assignments and participations are sold strictly without recourse to the selling institutions and the selling institutions will generally make no representations or warranties about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans. In addition, the Fund will be bound by provisions of the underlying loan agreements, if any, that require the preservation of the confidentiality of information provided by the borrower. Because of certain factors including confidentiality provisions, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as are publicly traded securities.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant-Lite Loans

The Fund may invest in “covenant-lite” loans. Certain financial institutions may define “covenant-lite” loans differently, but such obligations generally contain fewer financial maintenance covenants (or no maintenance covenants at all), including terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. In addition, covenant-lite loans may have specific tranches that contain fewer or no restrictive covenants. While these loans may still contain other collateral protections, a covenant-lite loan may carry more risk than a covenant-heavy loan made by the same borrower as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant-lite loans than its holdings of loans with the usual covenants.

Event Driven Situation Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Event Driven Situation Investing

The Fund may focus on securities or indebtedness of companies that are engaging, or which have recently been engaged, in extraordinary transactions and in other special situations (“Event Driven Situations”). Investing in Event Driven Situations entails discovering value by analyzing companies experiencing corporate change. These situations include investing in companies that the Advisors believe are likely to become the subject of a takeover, merger, exchange offer, rights offering, restructuring, liquidation, spin off or any other extraordinary event that the Advisors believe would be likely to increase the value of the companies’ debt or equity securities. Investments in Event Driven Situations typically will entail a higher degree of risk than investments in companies that are not engaging in or have recently engaged in Event Driven Situations. If an evaluation of the anticipated outcome of an Event Driven Situation should prove incorrect, the Fund could experience losses. The uncertainties inherent in evaluating such investments may be increased by legal and practical considerations which limit the access of the Advisors and their respective affiliates to reliable and timely information concerning material developments affecting an investment.

The Fund may invest and trade in securities and obligations of U.S. or non-U.S. companies which it believes are undervalued in the sense that, although they are not the subject of an announced Event Driven Situation transaction, the companies are, in the view of the Advisors, potential candidates for such transaction. In such a case, if the anticipated transaction does not in fact occur, the Fund may sell the investments at a loss.

The Fund may invest in the securities of a company engaging in an Event Driven Situation after the event has been announced. Since the price offered for securities of a company involved in an announced transaction may be at a significant premium above the market price prior to the announcement, in the event the proposed transaction is not consummated, the value of such securities held by the Fund will decline significantly if their market price returns to a level comparable to that which exists prior to the announcement of the transaction. Furthermore, the difference between the price paid by the Fund for securities of a company involved in an announced transaction and the anticipated value to be received for such securities upon consummation of the proposed transaction will often be very small. If the proposed transaction appears likely not to be consummated or, in fact, is not consummated or is delayed, the market price of the securities will usually decline sharply, perhaps by more than the Fund’s anticipated profit.

Investing in securities in anticipation of a merger is extremely competitive. The Fund competes with firms, including many of the larger investment banking firms, which have substantially greater financial resources, larger research staffs and more securities traders than are available to the Fund. The Fund will attempt to assess all of the foregoing risk factors, and others, in determining the extent of the position it will take in the relevant securities and the price it is willing to pay for such securities. However, such risks cannot be eliminated.

Business Development Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BDCs

The Fund may invest in private BDCs and publicly traded BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income distributed to their shareholders, provided they comply with the applicable requirements of the Code.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its private BDC investments.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities

Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities and liquidity risk.

Commercial Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CMBS

The Fund’s portfolio may include CMBS, which are securities backed by obligations (including certificates of participation in obligations) that are principally secured by interests in real property having a commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are issued in public and private transactions by a variety of public and private issuers using a variety of structures, including senior and subordinated classes. CMBS generally lack standardized terms, tend to have shorter maturities than RMBS and may provide for the repayment of all or substantially all of the principal only at maturity. All of these factors increase the risk involved with real estate investments.

Commercial properties tend to be unique and are more difficult to value than single-family residential properties. Commercial lending is generally viewed as exposing a lender to a greater risk of loss than residential one-to-four family lending since it typically involves larger loans to a single borrower than residential one-to-four family lending.

Commercial mortgage lenders typically look to the debt service coverage ratio of a mortgage secured by income-producing property as an important measure of the risk of default on a mortgage. Commercial property values and net operating income are subject to volatility, and net operating income may be sufficient or insufficient to cover debt service on the related mortgage at any given time. The repayment of mortgages secured by income-producing properties is typically dependent upon the successful operation of the related real estate project as well as upon the liquidation value of the underlying real estate. The value of real estate is also subject to a number of laws and regulations, such as regulations and laws regarding environmental clean-up and limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosures and rights of redemption.

Most CMBS are effectively non-recourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgages, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed-in-lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third-party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes, or pay maintenance costs. Such diverted revenue is generally not recoverable without a court-appointed receiver to control collateral cash flow.

A CMBS may pay fixed or floating rates of interest. A fixed-rate CMBS, like all fixed income securities, generally declines in value as rates rise. Moreover, although generally the value of fixed income securities increases during periods of falling interest rates, the inverse relationship may not be as marked in the case of CMBS due to the increased likelihood of prepayments during periods of increasing interest rates. This effect is mitigated to some degree for CMBS providing for a period during which no prepayments may be made.

Certain CMBS lack regular amortization of principal, resulting in a single “balloon” payment due at maturity. If the underlying mortgage borrower experiences business problems, or other factors limit refinancing alternatives, such balloon payment mortgages are likely to experience payment delays or even default.

Residential Mortgage Backed Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RMBS

RMBS are, generally, securities that represent interest in a pools of residential mortgage loans secured by one to four family residential mortgage loans. Investments in RMBS are subject to the risks of defaults, foreclosure timeline extension, fraud, home price depreciation and unfavorable modification of loan principal amount, interest rate and amortization of principal accompanying the underlying residential mortgage loans. In the event of defaults on the residential mortgage loans that underlie investments in RMBS and the exhaustion of any underlying or any additional credit support, the Fund may not realize its anticipated return on its investments and the Fund may incur a loss on these investments.

Real Estate Investment Generally Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investment Generally

All real estate investments are subject to some degree of risk. For example, real estate investments are relatively illiquid and, therefore, will tend to limit the Fund’s ability to vary the Fund’s portfolio promptly in response to changes in economic or other conditions. No assurances can be given that the fair market value of any real estate investments held by the Fund will not decrease in the future (including during the Fund’s anticipated hold period for such investments) or that the Fund will recognize full value for any investment that the Fund is required to sell for liquidity reasons. In addition, the ability of the Fund to realize anticipated debt service payments and debt repayments will depend, among other factors, on the financial reliability of borrowers, the location and attractiveness of the properties in which it invests, the supply of comparable space in the areas in which its properties are located and general economic conditions. Other risks include changes in zoning, building, environmental and other governmental laws, changes in operating expenses, changes in real estate tax rates, changes in interest rates, changes in the availability of property relative to demand, changes in costs and terms of mortgage funds, energy prices, changes in the relative popularity of properties, changes in the number of buyers and sellers of properties, the ongoing need for capital improvements, cash-flow risks, construction risks, as well as natural catastrophes, acts of war, terrorism, civil unrest, a pandemic, uninsurable losses and other factors beyond the control of the Advisors.

Real Assets Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Assets Sector

A fund that invests in real assets-related credit securities has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Real assets-related credit investments are subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of real assets; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to real assets; (iv) the financial condition of users and suppliers of real assets; (v) changes in interest rates and the availability of funds that may render the purchase, sale or refinancing of real assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in real assets; (x) operating risks, including equipment failure causing outages and structural, maintenance, impairment, spills and safety problems; and (xi) other factors that are beyond the reasonable control of the Fund.

Additionally, real assets-related investments may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to consumers, service interruption and/or legal challenges due to environmental, operational, or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Violators may be subject to administrative, civil and criminal penalties, including civil fines and injunctions. Stricter laws, regulations or enforcement policies could be enacted in the future, which would likely increase compliance costs and may adversely affect the financial performance of the real assets underlying certain of the Fund’s investments. There is also the risk that corruption may negatively affect publicly-funded real assets, resulting in delays and cost overruns as well as cause negative publicity, which may adversely affect the value of the Fund’s investments. Furthermore, certain of the Fund’s real assets investments may encounter opponents who seek to utilize the courts, media campaigns and political activism to attempt to stop, or impede the real assets underlying such investments as much as possible. Significant delays could result in a material increase in the cost of developing such real assets. Such delays could also result in such investments failing to generate the expected return on investment or realizing a financial loss, either of which would adversely affect the results of operations and financial performance of the Fund’s investments in real assets.

Many of the foregoing factors could cause fluctuations in usage, expenses, and revenues, causing the value of investments to decline and a material adverse effect on the Fund’s performance.

Originators And Servicers Of Mortgage Related Securities May Experience Financial Difficulties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Originators and Servicers of Mortgage-Related Securities May Experience Financial Difficulties

Pools of asset-backed securities and MBS acquired by the Fund may be affected by originators and servicers of mortgage-related securities experiencing serious financial difficulties and, in some cases, entering bankruptcy proceedings. These difficulties have resulted in part from: (i) declining markets for mortgage-related securities held on their balance sheets, (ii) increasing claims for repurchases of mortgage-related securities previously sold under provisions that require repurchase in the event of early payment defaults or for breaches of representations regarding quality, (iii) increasing costs of servicing a delinquent portfolio without a corresponding increase in servicing compensation, (iv) declining value of any residual interests retained by sellers of mortgages in the securitization market and (v) declining real estate values, which reduces the number of borrowers seeking or able to refinance their mortgages and results in a decrease in overall originations.

The terms of certain asset-backed securities and MBS may also provide that the servicer is required to make advances in respect of delinquent mortgages. However, servicers experiencing financial difficulties may not be able to perform these obligations. Even if a servicer were able to advance amounts in respect of delinquent mortgages, its obligations to make such advances may be limited to the extent that it does not expect to recover such advances due to the deteriorating credit of the delinquent mortgages. In addition, a servicer’s obligations to make such advances may be limited to the amount of its servicing fee.

Any regulatory oversight, proposed legislation and/or governmental intervention designed to protect consumers may have an adverse impact on originators and servicers. These factors, among others, may have the overall effect of increasing costs and expenses of originators and servicers, while at the same time decreasing servicing cash flow and loan origination revenues. Such financial difficulties may have a negative effect on the ability of servicers to pursue collection on mortgages that are experiencing increased delinquencies and defaults and to maximize recoveries on sale of underlying properties following foreclosure.

Investors will be entitled to remove and replace the existing servicer under certain circumstances, including a failure to perform its servicing obligations, a bankruptcy of the servicer, and in some cases, if certain loss and/or delinquency triggers are exceeded. While non-agency MBS transactions typically enlist a reputable “backup servicer,” there is no guarantee that a suitable servicer could be found to assume the obligations of the existing servicer. The transition of servicing responsibilities to a replacement servicer could have an adverse effect on performance of servicing functions during or following a transition period and result in an increase in delinquencies and losses and a decrease in recoveries.

Transfers of MBS by the originator or seller will be characterized in the applicable sale agreement as a sale transaction. Nevertheless, in the event of a bankruptcy of the originator or seller, the trustee in bankruptcy could attempt to re-characterize the sale of the MBS as a borrowing secured by a pledge of the MBS. If such attempt were successful, the trustee in bankruptcy could prevent the trustee for the MBS from exercising any of the rights of the owner of the MBS and also could elect to liquidate the MBS. Investors may suffer a loss to the extent that the proceeds of the liquidation of the MBS would not be sufficient to pay amounts owed in respect of their investments. If this occurs, investors would lose the right to future payments of interest and may fail to recover their initial investment. Regardless of whether a trustee elects to foreclose on the underlying pool, delays in payments on their investments and possible reductions in the amount of these payments could occur.

The Fund may purchase a portion of MBS consisting of RMBS that were originated or are serviced (or both) by mortgage companies that are currently in bankruptcy proceedings or subject to regulatory enforcement actions which have restricted the ability of such mortgage companies or its affiliates to originate mortgage-related securities and/or affect their ability to service or subservice such securities. Servicers who have sought bankruptcy protection may, due to the application of applicable bankruptcy laws, no longer be required to make service advances.

Litigation Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Litigation Finance

The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Advisors’ or the Fund’s control. Where a loan is secured by litigation proceeds, or where the recipient of financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the Fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor. Other risks the Fund may face in connection with these financing activities include, without limitation: (i) losses from terminated or rejected settlements; (ii) predictive evaluations of the strength of cases, claims or settlements may turn out to be inaccurate; (iii) losses as a result of inability to collect, or timing uncertainty relating to collection on, judgments or awards; (iv) lack of control over decisions of lawyers acting pursuant to their professional duties in connection with formulating and implementing litigation strategies or otherwise; (v) expenses and uncertainties involving reliance on outside counsel and experts; (vi) changes in law, regulations or professional standards on such financing activities; (vii) poor case selection and case outcomes; (viii) timing or delays inherent to litigation; (ix) changes in counsel; (x) costs of litigation; (xi) inability of a defendant to pay a judgement or settlement; (xii) general competition and industry-related risks; (xiii) conflicts of interest; and (xiv) issues associated with the treatment of these types of investments for tax purposes.

Royalty Securitizations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Royalty Securitizations

Companies holding rights to intellectual property may create bankruptcy remote special purpose entities whose underlying assets are royalty license agreements and intellectual property rights related to a product, including pharmaceutical royalties that are secured by rights related to one or more drugs. The Fund may invest in royalty streams related to various industries. Royalty securities may include bonds, loans and equity issued by the special purpose entity.

In a typical structure in the pharmaceutical industry, a small pharmaceutical company that develops a compound may license the commercial opportunity to a large-cap pharmaceutical company in exchange for payments upon completion of certain milestones (for example, Food and Drug Administration (FDA) approval) and a percentage of future product sales. Upon securing the right to receive royalties on product sales, the small pharmaceutical company finances a loan or bond secured by the royalty stream, which is typically non-recourse to either of the pharmaceutical companies.

In addition, a company (the sponsor) may create a wholly owned subsidiary (the issuer) that issues the royalty securities. The sponsor sells, assigns, and contributes to the issuer rights under one or more license agreements, including the right to receive royalties and certain other payments from sales of the pharmaceutical or other products. The sponsor also pledges the equity ownership interests in the issuer to the trustee under the indenture related to the notes. In return, the sponsor receives the proceeds of the securities from the issuer. The issuer of the securities grants a security interest in its assets to the trustee and is responsible for the debt service on the notes. An interest reserve account may be established to provide a source for payments should there be a cash flow shortfall for one or more periods. Many structures include a 100% cash flow sweep, which means that the principal is paid down by all cash flows received. Although the notes may have a legal maturity date of up to five to sixteen years from issuance, the expected weighted average maturity of the notes may be significantly shorter because of expected required principal repayments if funds are available.

If the issuer of the loan or bond defaults, any recourse will be limited to the issuer (which is formed for the limited purpose of purchasing and holding the license agreement or related intellectual property) and the collateral. The pharmaceutical or other company sponsoring the special purpose entity will generally not have the obligation to contribute additional equity to the issuer. If the sponsor of the issuer were to become a debtor in a bankruptcy case, a creditor, debtor in possession or trustee could request that the bankruptcy court substantively consolidate the issuer of the royalty security with the sponsor and/or recharacterize the transaction pursuant to which the royalty stream was transferred to the issuer and/or take other actions challenging the transaction. To the extent that these efforts are successful, these actions may adversely impact the securities and the Fund.

Regulatory Risks Related To Real Estate And Real Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks Related to Real Estate and Real Assets

The Fund’s real estate and real asset investments may be subject to various laws and regulations, including building codes, laws and regulations pertaining to fire safety and handicapped areas, and other laws and regulations that may from time to time be enacted by federal, state, and local governments. The regulations applicable to the Fund’s investments vary from location to location and from time to time. There is a risk that the Fund could be required to incur significant costs and expenses that may be necessary or appropriate to comply with any changes in any applicable laws or regulations. Non-compliance with existing or future laws or regulations applicable to an investment could result in substantial capital expenditures to bring the relevant investment into compliance, as well as the imposition of fines or an award of damages to private litigants, which generally are required to be borne by the Fund (and may materially adversely affect the Fund and an investor).

The underlying collateral of the Fund’s investments may also be subject to numerous statutes, rules and regulations relating to environmental protection, under which the Fund, in the event it has foreclosed on a mortgage, may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. The Fund may be exposed to substantial risk of loss from environmental claims arising in respect of such underlying collateral in the event of foreclosure.

Bankruptcy Claims Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bankruptcy Claims

The Fund may invest in bankruptcy claims which are amounts owed to creditors of companies in financial difficulty. Bankruptcy claims are illiquid and generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the bankruptcy claim. Because bankruptcy claims are frequently unsecured, holders of such claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding. In addition, under certain circumstances, payments and distributions may be reclaimed if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.

Equitable Subordination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equitable Subordination

A number of judicial decisions in the United States have upheld the right of borrowers to pursue lending institutions and others on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that a lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower that creates a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.

Under common law principles in the United States that in some cases form the basis for lender liability claims, if a lender (a) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). The Fund does not intend to engage in conduct that would form the basis for a successful cause of action based upon the equitable subordination doctrine; however, because of the nature of the debt obligations, the Fund may be subject to claims from creditors of an obligor that debt obligations of such obligor which are held by the Fund should be equitably subordinated.

In addition, recent litigation and regulatory trends have broadened the scope of lender liability claims, including actions related to restructuring, bankruptcy, or distressed lending situations. The Fund may be subject to increased risk of such claims in connection with workouts, amendments, or enforcement actions involving its portfolio investments. The cost of defending against lender liability or equitable subordination claims, and any related judgments or settlements, could adversely affect the Fund’s returns.

Participation On Creditors Committees Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Participation on Creditors’ Committees

The Fund may participate on committees formed by creditors to negotiate the management of financially troubled companies that may or may not be in bankruptcy, or may seek to negotiate directly with debtors with respect to restructuring issues. If the Fund joins a creditors’ committee, the participants of the committee would be interested in obtaining an outcome that is in their respective individual best interests and there can be no assurance of obtaining results most favorable to the Fund in such proceedings. By participating on such committees, the Fund may be deemed to have duties to other creditors represented by the committees, which might thereby expose the Fund to liability to such other creditors who disagree with the actions of the Fund, as the case may be.

Risk Of Borrowing By Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage: Risk of Borrowing by the Fund

The Fund expects to employ leverage through a secured credit facility to achieve its investment objectives and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Advisor’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, asset-backed facilities, term loan debt, subscription facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. The Fund may leverage its investments through borrowings. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Fund currently expects to employ leverage representing approximately 10‑25% of the Fund’s net assets.

The 1940 Act generally limits the extent to which the Fund may utilize borrowings and “uncovered” transactions that may give rise to a form of leverage, including reverse repurchase agreements, swaps, futures and forward contracts, options, the leverage incurred in securities lending and other derivative transactions or short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred shares). The Fund will “cover” its applicable positions by segregating an amount of cash and/or liquid securities to the extent required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

Alternatively, the Fund may enter into an offsetting position or own positions covering its obligations with respect to a transaction; otherwise, the transaction will be considered “uncovered.” The Fund may not cover an applicable derivative transaction if it does not need to do so to comply with the foregoing 1940 Act requirements and, in the view of the Advisor, the assets that would have been used to cover could be better used for a different purpose. However, these transactions, even if covered, may represent a form of economic leverage and will create risks. The potential loss on derivative instruments may be substantial relative to the initial investment therein. In addition, these segregation and coverage requirements could result in the Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and cover requirements will not limit or offset losses on related positions.

The Advisors expect that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral that could affect the Fund’s liquidity. Incurrence of indebtedness at the level of the Fund (or entity through which it invests) may, among others, have the following consequences to Shareholders, including, but not limited to: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, distributions, or other purposes (and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

On July 17, 2023, the Fund entered into a senior secured credit agreement (the “Secured Credit Facility”) with PNC Capital Markets LLC as a lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and syndication agent and with certain lenders from time to time as parties thereto (the “Lenders”), subsequently amended on July 10, 2024, March 28, 2025, July 11, 2025, September 11, 2025 and April 23, 2026 (the “Amendments”), and as further amended, supplemented or modified from time to time. Effective September 11, 2025, the Fund increased the commitment by $100,000,000 (from $150,000,000 to $250,000,000) in an aggregate principal amount. Effective April 23, 2026, the Fund increased the commitment by $150,000,000 (from $250,000,000 to $400,000,000) in an aggregate principal amount. The amount may be increased from time to time upon mutual agreement by the parties. The Secured Credit Facility matures on April 23, 2029.

Effects of Leverage. The table below assumes that borrowings represent approximately 9% of the Fund’s net assets as of June 30, 2026 and the Fund bears expenses relating to such borrowings at annual effective interest rates of 6.37% (based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately 0.66%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of ‑10%, ‑5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.58)%	(6.12)%	(0.66)%	4.80%	10.26%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

Sovereign And Other Governmental Debt Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sovereign and Other Governmental Debt Investments

The Fund may invest its assets in sovereign and other governmental debt instruments, which involve special risks. The governmental authority that controls the repayment of the sovereign and other governmental debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: (i) the extent of its foreign reserves; (ii) the availability of sufficient foreign exchange on the date a payment is due; (iii) the relative size of the debt service burden to the economy as a whole; or (iv) the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. In addition, sovereign and other governmental debt instruments may be subject to credit spread risks resulting from exposures to changes in a sovereign and other governmental issuer’s probability of default, expected recovery rate and actual default. In recent years, some sovereign and other governmental issuers have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. If an issuer of sovereign and other governmental debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited. All of the Fund’s investments in sovereign and other governmental debt instruments will be subject to typical market risks. See “Nature of Investments” above.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities Lending

The risks in lending portfolio securities, as with other extensions of credit, consist of the failure of another party, in this case the approved intermediary, to comply with the terms of agreement entered into between the lender of the securities (i.e., the Fund) and the approved intermediary (i.e., the prime broker). Such failure to comply can result in the possible loss of rights in the collateral put up by the borrower of the securities, the inability of the approved intermediary to return the securities deposited by the Fund and the possible loss of any corporate benefits (including, without limitation, certain voting rights) accruing to the Fund from the securities deposited with the approved intermediary.

Special Risks Of Investing In Private Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds

Private Funds will not be registered as investment companies under the 1940 Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Private Funds. In addition, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisors to monitor whether holdings of the Private Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Multiple Levels Of Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses

Although in many cases investor access to Private Funds may be limited or unavailable, an investor who meets the conditions imposed by a Private Fund may be able to invest directly with the Private Fund. By investing in Private Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Advisor, Sub-Advisor, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Private Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Private Fund directly or in a closed-end fund that did not invest in Private Funds. This may detract from the Fund’s performance, and in turn detract from returns realized by investors.

Most of the Private Funds are subject to a performance-based fee or allocation, irrespective of the performance of other Private Funds and the Fund generally. Accordingly, an Underlying Manager to a Private Fund with positive performance may receive performance-based compensation from the Private Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. The Private Funds in which the Fund intends to invest generally charge a management fee of 0.5% to 1.5% based on the original cost of their investments, and performance or incentive fees or allocations are typically 0% to 15% of a Private Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Managers.

The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Expedited Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expedited Transactions

Investment analyses and decisions by the Sub-Advisor may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Sub-Advisor at the time an investment decision is made may be limited, and the Sub-Advisor may not have access to detailed information regarding the potential investments. Therefore, no assurance can be given that the Sub-Advisor will have knowledge of all facts and circumstances that may adversely affect a Fund investment.

Valuation Of Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Private Funds

There are various conflicts of interest associated with the valuation of the Fund’s interests in Private Funds, in particular, higher valuations of its assets may result in increased fees. In addition, inflated valuations may result in better performance which may assist in marketing for the Advisor and Sub-Advisor. Conflicts of interest may be heightened in the case of assets that do not have readily ascertainable market values. To address these conflicts, each of the Advisor and Sub-Advisor has adopted and implemented policies and procedures for the valuation of client investments, including the Investment Committee’s oversight of the valuations process, and the review of fair-valued investments.

The Fund’s investments may also be difficult to value because it may be relatively difficult for the Fund to obtain reliable valuations of Private Funds and the underlying portfolio companies in which they invest. In most cases, the Fund will rely on the Underlying Managers’ valuations. Prospective investors should be aware that situations involving uncertainties as to valuation of assets held by the Fund could have an adverse effect on the returns of the Fund.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments

Since the Fund may make additional investments in or effect withdrawals from a Private Fund only at certain times pursuant to limitations set forth in the governing documents of the Private Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Private Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Some Private Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Termination Of Fund's Interest In Private Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Private Fund

Subject to the terms of its limited partnership agreement and related formation documents, a Private Fund could, among other things, terminate the Fund’s interest in that Private Fund if the Fund fails to timely satisfy any capital call by that Private Fund or if the continued participation of the Fund in the Private Fund would have a material adverse effect on the Private Fund or its assets.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

Private Funds typically have the power to borrow funds and utilize leverage through various methods and may do so when deemed appropriate by the Underlying Manager, in order to make investments, to pay expenses and to satisfy withdrawals that would otherwise result in the premature liquidation of private equity investments. Such leverage may be substantial.

Private Funds may borrow funds from brokers, banks and other lenders with no limit on the amount of leverage that may be utilized. The use of leverage can dramatically magnify both gains and losses, increasing the possibility of a total loss of investment. The level of interest rates generally, and the rates at which the Fund and Private Funds can borrow in particular, can affect the operating results of their portfolios. Any restriction on the availability of credit from lenders could adversely affect the Private Funds’, and thus the Fund’s, performance.

Trading in Non-U.S. Companies and Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trading in Non-U.S. Companies and Markets

Some Private Funds in which the Fund invests many themselves invest in non-U.S. companies. Trading in the securities of non-U.S. companies involves certain considerations not usually associated with trading in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gains or other income; the small size of the some markets in foreign countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to United States standards and, consequently, less information may be available to investors in companies located in foreign countries than is available to investors in companies located in the United States.

Reliance On Management Of Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management of Private Funds

The Fund will be investing in Private Funds that are generally managed by independent managers. The Fund will not have any role in the day-to-day management of the Private Funds or the Underlying Managers. Moreover, the Fund will typically not have the opportunity to evaluate the specific investments made by any Private Fund even if the Fund is represented on the advisory committee or similar investor body of such fund. Accordingly, the returns of the Fund will primarily depend on the efforts and performance results obtained by the independent managers and other investment personnel of these Private Funds and could be substantially adversely affected by the unfavorable performance of, or an inability to retain, such independent managers. Moreover, the historical performance of the independent managers is not a guarantee or prediction of the future performance of a Private Fund investment.

Underlying Manager's Misconduct Or Bad Judgment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Manager’s Misconduct or Bad Judgment

The Fund ordinarily will not have custody or control over the assets it allocates to underlying Private Funds. As a result, it will be difficult, and likely impossible, for the Sub-Advisor to protect the Fund from the risk of Underlying Manager fraud, misrepresentation or simple bad judgment in those circumstances. Among other things, an Underlying Manager could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund.

Changes In Investment Approach Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Changes in Investment Approach The Underlying Managers could materially alter a Private Fund’s trading strategy from time to time without notice to the Fund.
Wide Investment Discretion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Wide Investment Discretion

The governing documents of the Private Funds in which the Fund invests typically will not impose significant restrictions on the manner in which the Underlying Manager of such Private Fund could invest and trade for such fund, and often will permit the Underlying Managers to invest and trade in a broad range of securities and other financial instruments. As a result, the Underlying Managers used by the Fund may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Manager uses to implement its strategy, as well as changes in the markets in which such securities and other instruments trade. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

Lack Of Information Concerning Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Information Concerning Underlying Managers

The Sub-Advisor may not learn of significant structural events affecting an Underlying Manager, such as personnel changes, major asset withdrawals/redemptions or substantial capital growth, until after the fact.

The Sub-Advisor will conduct a level of due diligence that it believes is adequate to select the appropriate Private Funds. However, due diligence is not infallible and may not uncover problems associated with a particular Private Fund, Underlying Manager, or those who provide accounting, audit, brokerage, custody or other services to the Private Fund. The Sub-Advisor may rely upon representations made by Underlying Managers and, if any representation is misleading, incomplete, or false, it may result in that selection of Underlying Managers that might otherwise have been eliminated from consideration had complete information been made available.

Sole Principal Or Portfolio Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sole Principal or Portfolio Manager

Some of the Underlying Managers to which the Fund may allocate capital may consist of only one or a limited number of principals, portfolio managers and other key employees. If the services of any of such principals or employees became unavailable (for example, by reason of death, disability, severance or retirement), the Private Fund, and thus the Fund, could sustain losses.

Special Risks Of Investing In Competition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition

The Private Funds will engage in investment and trading activities which are highly competitive with other investment and trading programs including those of mutual funds and other financial institutions, investment banks, broker/dealers, commercial banks, insurance companies and pension funds, as well as private investors, all of whom may have investment objectives similar to those of the Private Funds. These competitors may have substantially greater resources and substantially greater experience than the Private Funds. Such competition may negatively impact the performance of the Fund.

New Underlying Managers And Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Underlying Managers and Private Funds

Some Private Funds or Underlying Managers may be new or relatively new ventures and have little or no operating history upon which their performance can be evaluated.

Other Clients Of Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Clients of Underlying Managers

The Underlying Managers of the Private Funds in which the Fund invests have responsibility for investing the assets of such Private Funds. The Underlying Managers also manage other accounts (including other accounts in which the Underlying Managers may have an interest) and may have financial and other incentives to favor such accounts over the Private Fund (and thus, the Fund as an investor in the Private Fund. In investing on behalf of other clients, as well as the Fund, Underlying Managers must allocate their resources, as well as limited market opportunities. Doing so not only could increase the level of competition for the same trades that otherwise might be made for the Private Fund, including the priorities of order entry, but also could make it difficult or impossible to take or liquidate a particular position at a price indicated by a Private Fund’s strategy.

Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of a Private Fund, it may be able to avoid that any such Private Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Private Funds, both by the Fund and other clients of the Advisors. To limit its voting interest in certain Private Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Private Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Advisors to invest in certain Private Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Private Fund, the Fund will not be able to vote on matters that require the approval of such Private Fund’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Private Fund. If the Fund is considered to be affiliated with a Private Fund, transactions between the Fund and such Private Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Contingent Liabilities Associated With Funds Acquired In Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Associated with Funds Acquired in Secondary Investments.

Where the Fund acquires a Private Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller of a Private Fund interest has received distributions from the Private Fund and, subsequently, the Private Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Private Fund, there can be no assurance that the Fund would prevail in any such claim.

Expenditure Of Additional Costs And Resources Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expenditure of Additional Costs and Resources.

The costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to primary investments.

Limited Selectivity With Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Selectivity with Secondary Investments.

The Fund could purchase certain Secondary Investments as a group and the Fund may not be able to carve out from such purchases those investments that the Advisor and Sub-Advisor considers (for commercial, tax, legal, or other reasons) less attractive.

Purchases Of Secondary Investments Based On Available Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Purchases of Secondary Investments Based on Available Information.

The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid for such secondary investments, which may be negotiated based on incomplete or imperfect information.

Secondary Investments Admission As Partner Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments — Admission as a Partner.

Admission as a partner or member to a Private Fund typically requires the approval of such Private Fund’s general partner or managing member. There can be no assurances that admission would be granted in connection with a Secondary Investment. In such situation, the Fund would have (i) a non-voting economic interest in the Private Fund; (ii) limited, if any, access to Private Fund information; and (iii) limited, if any, ability to enforce the Fund’s rights as an investor.

Secondary Investments Purchased At Negotiated Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments Purchased at a Negotiated Discount

Secondary Investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. Risks associated with the third‑party fund manager’s reported valuations are included in “Types of Principal Investments and Related Risks — Special Risks of Investing in Private Funds; Reliance on Underlying Managers” beginning on page 58 of this prospectus. To the extent any gains on the Secondary Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to shareholders is disclosed in “Tax Aspects” beginning on page 103 of this prospectus.

Risks Relating To Secondary Investments Involving Syndicates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Secondary Investments Involving Syndicates.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk. A purchasing syndicate is a group of investors who work together to buy Secondary Investments, sharing the costs and benefits.

Fraud And Misconduct Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fraud and Misconduct

Of paramount concern in lending is the possibility of material misrepresentation or omission on the part of a borrower and loan co-investment counterparty. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loan or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund generally relies upon the accuracy and completeness of representations made by borrowers and co-investment counterparties, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine the Advisors’ due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the valuation of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively impact the Fund’s investment program. Misconduct by employees of the Advisors or by third party service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in either case, may result in unknown and unmanaged risks or losses). Losses could also result from actions by third party service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and third-party service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. No assurances can be given that the due diligence performed by the Advisors will identify or prevent any such misconduct.

Liquidity And Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation

The Fund expects to invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past. For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult. The Board has designated the Advisor as Valuation Designee, responsible for implementing the portfolio valuation process set forth in the Fund’s valuation policy, and has authorized the Advisor to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board at the Fund’s expense. If market quotations for the Fund’s investments are not readily available, the Advisor may seek to value the Fund’s investments by testing possible sales prices for such investments with at least one potential investor or, if there are market makers, by obtaining quotations and may sell investments through such pricing mechanism. Should no quotes be available for a particular investment, the Fund will determine the fair market value of such investment in good faith. Illiquid securities are subject to wide spreads. Fair valuation is not exact, and prices can vary significantly from one period to the next. The Advisor fair values the Fund’s Private Funds based on valuations provided by the Underlying Managers of the Private Funds, which valuations may also be based on fair valuation procedures. Further, the fair values of Private Funds are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. See “Determination of Net Asset Value.”

Investments In Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Equity Securities

The Fund may invest its assets in equity securities, including preferred or common stocks. Investments in equity securities of small or medium-sized market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. All of the Fund’s investments in stocks will be subject to normal market risks. Common stock prices may also be affected by technological disruptions, shifts in consumer preferences, and changes in regulatory or tax policy. While diversification among issuers may mitigate these risks, investors must expect fluctuations in the value of equity securities held by the Fund based on market conditions.

Control Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Investments

Although the Fund intends to focus on non-control investments, the Fund may make control investments. The exercise of control over a company imposes additional risks of liability for environmental damage, product defect, failure to supervise management, violation of governmental regulations and other types of liability, in which the limited liability characteristic of business operations may be ignored. The exercise of control over a portfolio investment could expose the assets of the Fund to claims by the portfolio companies underlying such investments, its security holders and its creditors. While the Advisor intends to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded.

The Fund may also be exposed to risk in connection with the disposition of these investments. When disposing of these investments, the Fund may be required to make representations and warranties about the business and financial affairs of the investments typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities law. The Fund may also be required to indemnify the purchasers of such investment or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which will be borne by the Fund and such liabilities may exceed the value of the Fund’s investments.

In addition, the Fund may not be able to dispose of these investments when it desires to do so. Some of these investments may be subject to legal or contractual restrictions on resale by the Fund. In some instances, the disposition of these investments may require lengthy negotiations.

Minority Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minority Positions

The Fund may hold minority positions in issuers. Accordingly, the Fund may not be able to exercise control over such issuers. In addition, in certain situations, including where the issuer is in bankruptcy or undergoing a reorganization, minority investors may be subject to the decisions taken by majority investors and the outcome of the Fund’s investment may depend on such majority-controlled decisions, which decisions may not be consistent with the Fund’s objectives.

Payment In Kind Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment-in-kind (“PIK”) Interest

A portion of the Fund’s income may be non-cash income, such as contractual PIK interest, which represents interest added to the debt balance and due at the end of the instrument’s term, in the case of loans, or issued as additional notes in the case of bonds. Instruments bearing PIK interest typically carry higher interest rates as a result of their payment deferral and increased credit risk. There is a risk that PIK interest may become uncollectable if the borrower defaults.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Extension Risk

An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a MBS) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment Risk

Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV, and/or overall return of the Fund’s shares.

Follow On Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investments

Following an initial investment, the Fund may make additional investments as “follow-on” investments, in order to: (i) increase or maintain in whole or in part the Fund’s equity ownership percentage; (ii) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (iii) attempt to preserve or enhance the value of the Fund’s investment. The Fund may elect not to make follow-on investments or otherwise lack sufficient funds to make those investments.

The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of an investment and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, it may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities or because it is inhibited by compliance with 1940 Act requirements, or compliance with the requirements for maintenance of its RIC status.

Certain Non United States Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain Non-U.S. Investments

The Fund expects to invest a portion of its assets outside of the United States. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

The Fund may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

The United States and the European Union have imposed and my impose sanctions on persons or issuers in certain countries, including Russia. These sanctions, any future sanctions, or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a fund’s investments. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a fund to freeze any existing investments in companies located in the impacted country, prohibiting the fund from buying, selling, or otherwise transacting in these investments. Any such country may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a fund’s portfolio and potentially disrupt its operations.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars, which may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Advisors and/or their affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Advisors and/or their affiliates hold an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other non-U.S. jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.

Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Advisors do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions that might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Advisors intend, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Foreign Currency And Exchange Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency and Exchange

The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors generally intend to hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

Brexit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Brexit

Uncertainty regarding the terms of the United Kingdom’s (the “UK”) exit from the European Union (the “EU”) and the possibility of further referendums or policy shifts in other European countries may continue to disrupt financial markets. In June 2016, the UK voted in a referendum to leave the EU. The UK’s departure from the EU, known as “Brexit,” has affected the value and exchange rate of the euro and may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Brexit may have adverse effects on asset valuations and the renegotiation of current trade agreements and may result in an increase in financial regulation of UK banks. Any market disruption in the EU and globally as a result of Brexit may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU. This uncertainty may, at any stage, adversely affect the Fund and/or the Advisors. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries.

Secured Overnight Financing Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk

The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty

Some of the markets in which the Fund may effect transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. Moreover, the Fund’s internal credit function, which evaluates the creditworthiness of its counterparties, may prove insufficient. The lack of a complete and “foolproof” evaluation of the financial capabilities of the Fund’s counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. In addition, the Fund is expected to use counterparties located in various jurisdictions outside the United States. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions that may be involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material.

The Fund is also subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses. Because securities owned by the Fund that are held by broker-dealers are generally not held in the Fund’s name, the bankruptcy of any such broker-dealer could have a greater adverse impact on the Fund than if such securities were registered in the Fund’s name.

Systemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Systemic

Credit risk may also arise through a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution causes a series of defaults by the other institutions. This is sometimes referred to as a “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts on a daily basis.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Selling

The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. In addition, reporting requirements and limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment strategies, including its ability to hedge certain exposures and execute transactions to implement its risk management guidelines, and any such limitations may adversely affect the performance of the Fund.

Arbitrage Or Fundamental Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Arbitrage or Fundamental

Employing arbitrage and alternative strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades. With respect to the merger arbitrage strategy, the merger deal may terminate prior to closing, thereby imposing losses to the Fund.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligations

The Fund may invest in CLOs and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, domestic and foreign floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

In light of the above, CLOs may present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities and asset-backed securities (e.g., interest rate risk, credit risk and default risk), CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.

Warehouse Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warehouse Investment Risk

The Fund may invest in warehouses, which are financing structures created prior to and in anticipation of CLO or collateralized debt obligation (“CDO”) closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles. To finance the acquisition of a warehouse’s assets, a financing facility (a “Warehouse Facility”) is often opened by (i) the entity or affiliates of the entity that will become the collateral manager of the CLO or CDO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO or CDO. The period from the date that a warehouse is opened and asset accumulation begins to the date that the CLO or CDO closes is commonly referred to as the “warehousing period.” In practice, investments in warehouses (“Warehouse Investments”) are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in SPVs that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO or CDO closing.

A Warehouse Investment generally bears the risk that (i) the warehoused assets (typically senior secured corporate loans) will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in a CLO or CDO and a loss is incurred upon their disposition, and (iii) the anticipated CLO or CDO is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular CLO or CDO may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.

There can be no assurance that a CLO or CDO related to Warehouse Investments will be consummated. In the event a planned CLO or CDO is not consummated, investors in a warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is typically used in warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse Investment.

The Fund may be an investor in Warehouse Investments and in CLOs or CDOs that acquire warehoused assets, including from warehouses in which the Fund has directly or indirectly invested. This involves certain conflicts and risks.

The Warehouse Investments represent leveraged investments in the underlying assets of a warehouse. Therefore, the value of a Warehouse Investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options

The Fund may purchase and sell (“write”) options on equities on national and international securities exchanges and in the domestic and international OTC market. The seller (“writer”) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security, plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. If the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The writer of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the value of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment in the call option. If the buyer of the call sells short the underlying security, the loss on the call will be offset, in whole or in part, by any gain on the short sale of the underlying security. Options may be cash settled, settled by physical delivery or by entering into a closing purchase or closing sale transaction. In entering into a closing purchase transaction, the Fund may be subject to the risk of loss to the extent that the premium paid for entering into such closing purchase transaction exceeds the premium received when the option was written.

Stock Index And Market Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stock Index and Market Options

The Fund may also purchase and sell call and put options on stock indices and ETFs listed on national securities exchanges or traded in the OTC market for the purpose of realizing its investment objectives or for the purpose of hedging its portfolio. A stock index or ETF fluctuates with changes in the market values of the stocks included in the index or ETF. The effectiveness of purchasing or writing stock index or ETF options for hedging purposes will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock indices or ETFs selected. Because the value of an index or ETF option depends upon movements in the level of the index or ETF rather than the price of a particular stock, whether the Fund will realize gains or losses from the purchase or writing of options on indices or ETFs depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices or ETFs, in an industry or market segment, rather than movements in the price of particular stocks. Accordingly, successful use by the Fund of options on stock indices or ETFs will be subject to the ability of the Advisors to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks.

Credit Derivative Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Derivative Transactions

As part of its investment strategy, the Fund may enter into credit derivative transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third-party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more fixed payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (mainly a default on a material portion of its outstanding obligations, a bankruptcy or a restructuring of its debt). Upon the occurrence of a credit event, credit default swaps may be cash settled (either directly or by way of an auction) or physically settled. If the transaction is cash settled, the amount payable by the credit protection seller following a credit event will usually be determined by reference to the difference between the nominal value of a specified obligation of the reference entity and its market value after the occurrence of the credit event (which sometimes may be established in an industry-wide auction process). If the transaction is physically settled, the credit protection buyer will deliver an obligation of the reference entity that is either specified in the contract or the general characteristics are described therein to the credit protection seller in return for the payment of its nominal value. Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. There are a number of uncertainties in the tax laws relating to credit default swaps. There can be no assurance that the characterization adopted by the Fund with respect to a particular credit default swap will be respected by the IRS or a court, and any recharacterization by the IRS, if successful, could adversely affect the Shareholders’ investments in the Fund.

Credit derivative transactions are an established feature of the financial markets and both the number of participants and range of products available have significantly increased over the years. Credit derivative transactions dependent upon credit events are priced incorporating many variables including the pricing and volatility of the common stock of the reference entity, potential loss upon default by the reference entity on any of its obligations, and the shape of the U.S. Treasury Market curve, among other factors. As such, there are many factors upon which market participants may have divergent views. Additionally, credit derivatives may require the posting of collateral. A bankruptcy of the collateral holder may result in losses to the extent posted collateral exceeds the obligations of the pledging party under the credit derivative transaction.

Transactions in certain derivatives are subject to trading and clearing on a U.S. national exchange and clearinghouse and to regulatory oversight, while other derivatives are subject to risks of trading in the OTC markets or on non-U.S. exchanges. Certain credit index derivatives are currently required to be traded on a Swap Execution Facility (“SEF”) and cleared through a registered clearinghouse. For swaps that are cleared through a clearinghouse, the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk. Clearinghouse collateral requirements may differ from and be greater than the collateral terms negotiated with derivatives counterparties in the OTC market, and U.S. regulators have discretion to set collateral requirements for trades that are not cleared through a clearinghouse. OTC derivative dealers will be required to post margin to the clearinghouse through which they clear their customers’ trades instead of using such margin in their operations, as they historically were allowed to do. This will further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks. In addition, the Fund’s assets are also subject to the risk of the failure of any of the exchanges on which its positions trade or of its clearinghouses or counterparties.

Swap Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements

The Advisors may enter into swap agreements on behalf of the Fund. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long-term or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if the Advisor determines that other forms are consistent with the Fund’s investment objectives and policies.

Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, then the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses by the Fund.

Total Return Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Total Return Swaps

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Clearing Houses Counterparties And Exchange Insolvency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Clearing Houses, Counterparties and Exchange Insolvency

The liquidity of a secondary market in derivatives is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or other disruptions of normal trading activity, including prime brokers refusing to clear or settle any trade.

Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions

The distressed market in which the Fund may invest is subject to fluctuations and the market value of any particular investment may be subject to substantial variation. The entire market, or particular securities traded on a market, may decline even if earnings or other factors improve since the prices of debt securities and equity securities are subject to numerous economic, political, procedural, and other factors that have little or no correlation to the performance of a particular company. The Fund may utilize a variety of financial instruments, such as derivatives, exchange-traded funds, options, shorting securities, interest rate swaps, caps and floors, and futures and forward contracts, both for investment purposes and for risk management purposes. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it has not engaged in any such hedging transaction. The Advisors may determine not to hedge a position and may not identify appropriate risks to hedge. Moreover, it should be noted that the Fund’s portfolios will always be exposed to certain risks that cannot be hedged. In connection with a hedging transaction, the Fund may be required to allocate funds or provide a credit line to be used as collateral for the margin capital of the hedge. Such a requirement would tie up a portion of the Fund’s capital that could otherwise have been available for investment or for use in segregation in respect of certain derivative transactions engaged in by the Fund. This could cause the Fund to be less invested in its core investment strategy than it would have been absent such hedging transaction, and could possibly result in an adverse effect on the overall returns of the Fund.

Trade Claims Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade Claims

The Fund may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. For example, trade claims include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims may be purchased directly from the creditor or through brokers. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments that generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. The markets for trade claims are not regulated by U.S. federal securities laws or the SEC.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.

Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim. Trade claims are subject to risks not generally associated with securitized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim.

Recovery on allowed trade claims may also be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. Trade claims are also subject to the risk that if the Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.

Convertible Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Hedging

If the market price of the underlying common stock increases, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

Synthetic Convertible Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Synthetic Convertible Instruments

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Covered Call Writing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covered Call Writing

As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

Temporary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments

For defensive purposes, during periods in which the Fund determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful. The Fund is not required to adopt defensive positions or hedge its investments and may choose not to do so even in periods of extreme market volatility and economic uncertainty.

Other Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Derivatives

The Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments and certain other customized derivative instruments. In addition, the Fund may take advantage of opportunities with respect to certain other derivative instruments which are not presently contemplated for use by the Fund, or which are currently not available. Derivative instruments contain much greater leverage than do non-margined purchases of the underlying instrument in as much as only a very small portion of the value of the underlying instrument is required to be deposited as collateral in order to effect such investments. If the counterparty to such a swap defaults, the Fund would lose any collateral deposits made with the counterparty in addition to the net amount of payments that it is contractually entitled to receive under the swap. Many derivatives instruments are traded on a principal to principal basis, in which performance with respect to such instruments is the responsibility of only the parties to the contract, and not of any exchange or clearinghouse. As a result, many of the protections afforded to participants on organized exchanges and in a regulated environment are not available in connection with these transactions and the Fund will be subject to counterparty risk relating to the inability or refusal of a counterparty to perform such derivatives contracts. If the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses to the Fund. Other risks may include market risk, liquidity risk, legal risk, and operations risk. Special risks may apply to instruments which are invested in by the Fund in the future which cannot be determined at this time or until such instruments are developed or invested in by the Fund. For example, such derivative instruments are expected to be highly illiquid, and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a material adverse manner. If the Fund seeks to participate through the use of such derivative instruments, the Fund will not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying securities or financial instruments. Accordingly, the Fund will not participate in matters submitted to a vote of the shareholders. In addition, the Fund may not receive all of the information and reports to shareholders that the Fund would receive with a direct investment. Further, the Fund will pay the counterparty to any such derivative instrument structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund. Finally, certain aspects of the appropriate U.S. federal income tax treatment of such derivative instruments are uncertain and, the Fund’s U.S. federal income tax treatment of such instruments may prove to be not supported. Recent financial reform legislation may require the Fund to comply with margin requirements and with certain clearing and trade-execution requirements in connection with its derivative activities, although the full application of those provisions is uncertain at this time. The financial reform legislation may also require the counterparties to the Fund’s derivative instruments to spin off some of their derivatives activities to a separate entity, which may not be as creditworthy as the Fund’s current counterparty. The new legislation and any new regulations could significantly increase the cost of derivative contracts (including through requirements to post collateral which could adversely affect the Fund’s available liquidity), materially alter the terms of derivative contracts, reduce the availability or desirability of derivatives, reduce the ability to monetize or restructure existing derivative contracts, and increase the Fund’s exposure to less creditworthy counterparties. In particular, the Dodd-Frank Act amendments to the Advisers Act require a large proportion of transactions in the derivatives markets to be conducted on a SEF. The impact of the SEFs on transaction liquidity and pricing cannot be determined at this time. Currently, the clearing mandate applies to certain interest rate and credit index swaps, as discussed above (see “Credit Derivative Transactions”). Swaps that are not cleared through registered clearinghouses are potentially subject to regulations including increased mandatory margin requirements without the benefit of protections afforded to participants in cleared swaps (e.g., centralized counterparty, guaranteed funds, and customer asset segregation). Price movements of futures and options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of futures, options and swap agreements also depends upon the price of the commodities underlying them. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives trading.

The Fund may enter into derivatives or other transactions that may provide leverage (other than through borrowings). The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f‑4 under the 1940 Act. The Fund intends to be a limited derivatives user under Rule 18f‑4 of the 1940 Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the 1940 Act. Such other investment companies may include, without limitation, other registered investment companies that in turn invest in Private Funds. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1‑4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1‑4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, Private Funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, Private Funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the “Acquired Fund”), the portion of the Fund’s Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Highly Volatile Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Highly Volatile Markets

The prices of the Fund’s investments, including, without limitation, all derivative instruments (including option prices), government bonds and commodities contracts, can be highly volatile. Price movements of forward and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things: interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in government bonds, currencies, financial instruments and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which its positions trade or of their clearinghouses.

Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diversification

The Fund is a “diversified” investment company for purposes of the 1940 Act, which means that, as to 75% of its assets, the Fund will not invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. For a fund to be classified as a diversified investment company under the 1940 Act, at least 75% of the value of the fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

In addition, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash

Systems And Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Systems and Operational

The Fund depends on the Advisor and Sub-Advisor to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting, and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s, the Advisor’s and Sub-Advisor’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Advisor and Sub-Advisor may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Advisor, Sub-Advisor, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and the Investors’ investments therein.

Fundamental Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fundamental Analysis

Investment decisions will be based on fundamental analysis. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Advisor misinterprets the meaning of certain data, the Fund may incur losses.

Investment And Due Diligence Process Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Due Diligence Process

Before making investments, the Advisors will conduct due diligence that they deem reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Advisors may be required to evaluate important and complex business, financial, tax, accounting, and legal issues. When conducting due diligence and making an assessment regarding an investment, the Advisors will rely on the resources reasonably available to them, which in some circumstances whether or not known to the Advisors at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.

Senior Management Personnel Of Advisor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Management Personnel of the Advisors

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Advisors. The Advisors evaluate, negotiate, structure, execute, monitor and service certain of the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Advisors and their respective senior management teams. The departure of any members of the Advisors’ respective senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Advisors’ ability to identify, analyze, invest in, finance, and monitor companies that meet the Fund’s investment criteria. The Advisors’ capabilities in managing the investment process, providing competent, attentive, and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Advisors may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Advisors may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition, and results of operations.

In addition, the Investment Advisory Agreement and Sub-Advisory Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement and Sub-Advisory may be terminated at any time, without penalty, by the Advisor or the Sub-Advisor, respectively, upon 60 days’ notice to the other party or parties thereto. If the Sub-Advisory Agreement is not continued by the Board or is terminated by the Board or the Advisor, the Investment Advisory Agreement shall be terminated at the time the Sub-Advisory Agreement is terminated. If any such agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace the Advisor and/or Sub-Advisor.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel

The Advisors depend on the diligence, skill, and network of business contacts of their professionals. The Advisors also depend, to a significant extent, on deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Advisors are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Advisors, or a significant number of the investment professionals or partners of the Advisors’ affiliates, could have a material adverse effect on the Fund’s ability to achieve their investment objectives. Individuals not currently associated with the Advisors may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Advisors will remain the Fund’s investment advisor and/or sub-advisor or that the Advisors will continue to have access to the investment professionals and partners of their affiliates and the information and deal flow generated by the investment professionals of their affiliates.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax

The Fund may invest in certain securities, such as certain convertible and high yield securities, for which the federal income tax treatment may not be clear or may be subject to re-characterization by the IRS. It could be more difficult for the Fund to comply with the federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments were successfully challenged by the IRS.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment vehicles such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks, including unauthorized access through hacking, malicious software coding, denial-of-service attacks, data corruption, or inadvertent employee errors. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial-of-service attacks on websites, the unauthorized release of confidential information and causing operational disruption. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Successful cyberattacks against, or security breakdowns of, the Fund, the Advisors, the Fund’s custodian and/or other third-party service providers may adversely impact the Fund or the Shareholders. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, impact the Fund’s ability to value its assets, cause the release of private

Shareholder information or confidential information of the Fund, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement, or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Fund and the Shareholders could be negatively impacted as a result. While the Fund or the Fund’s service providers have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment therein to lose value. Further, the rapid development and widespread use of certain artificial intelligence (“AI”) technologies, including machine learning and generative AI (“AI Technologies”), could exacerbate these risks or result in cyber security incidents that implicate personal data.

Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence

The rapid development and increasingly widespread use of AI Technologies may adversely impact markets, the overall performance of the Fund’s investments or the services provided to the Fund by its service providers (including, without limitation, the Advisor, fund accountant, custodian, or transfer agent). For example, service providers to the Fund may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.

Additionally, the use of AI Technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud and cyberattacks. The use of AI Technologies may face regulatory scrutiny in the future, which could limit the development of AI and impede the growth of companies that develop and use AI. Actual usage of AI Technologies by the Fund’s service providers will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.

Shares Not Listed No Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shares Not Listed; No Market for Shares

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Closed End Interval Fund Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund; Liquidity

The Fund is a diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical, and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

The Advisors and/or their affiliates and portfolio managers may determine that an investment is appropriate both for the Fund and for one or more other funds or accounts. In such event, depending on the availability of such investment and other appropriate factors, the Advisors may determine that the Fund should invest on a side-by-side basis with one or more other funds. The Fund may make all such investments subject to compliance with applicable laws and regulations and interpretations thereof by the SEC and its staff. In certain circumstances, negotiated co-investments may be made only on reliance on the exemptive order the Fund has been received from the SEC permitting such investment.

Co Investment Exemptive Relief Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Exemptive Relief

The Fund, the Advisor and the Sub-Advisor have received exemptive relief from the SEC that permits the Fund to participate in certain joint transactions that otherwise may be prohibited by the provisions of Sections 17(d) of the 1940 Act. The exemptive relief permits the Fund to participate in certain privately negotiated co-investment transactions alongside certain other funds that are advised by the Advisor, the Sub-Advisor or their respective affiliates, subject to the terms and conditions of the exemptive relief. Such conditions may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the other funds. In such case, the Fund may participate in such investments to a lesser extent or, under certain circumstances, may not participate in such investment.

Investment Performance Of Fund And Other Investment Vehicles May Vary Significantly Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly

The Advisors may establish additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.

The results of the investment activities of the Fund may differ significantly from the results achieved by the Advisors for their own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Advisors will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in their discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made because the Fund has received an exemptive order from the SEC permitting such investment. See “Co-Investment Exemptive Relief.”

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Best-Efforts” Offering

This offering is being made on a best-efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Inadequate Return No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network Of Broker Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Network of Broker-Dealer

The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objectives and strategies, depends upon the ability of the Distributor to establish, operate, and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objectives and strategies. If the Fund is unsuccessful in implementing its investment objectives and strategies, an investor could lose all or a part of his or her investment in the Fund.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding Shares at NAV on a quarterly basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Payment

The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold for an amount less than the Shareholder’s original investment.

Fund Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Distribution Policy

The Fund intends to make regular distributions. Currently, in order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a RIC under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes up to the amount of a Shareholder’s tax basis in Shares, and therefore as gain from a sale or exchange of the Shares. A return of capital distribution would reduce the amount of a Shareholder’s tax basis in such Shareholder’s Shares. When a Shareholder sells Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in

Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Shares.

If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred Shares, notes, or other indebtedness.

Anti Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover

The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover

The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional and custodial expenses that are borne by the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		2020 Calamos Court
Entity Address, City or Town		Naperville
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60563
Contact Personnel Name		Calamos Advisors LLC
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	2.25%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]		1.25%
Interest Expenses on Borrowings [Percent]	[3]	0.76%
Distribution/Servicing Fees [Percent]	[4]	0.25%
Acquired Fund Fees and Expenses [Percent]	[5]	0.64%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.38%
Total Annual Expenses [Percent]		3.28%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.12%)
Net Expense over Assets [Percent]	[7]	3.16%
Expense Example, Year 01		$ 54
Expense Example, Years 1 to 3		120
Expense Example, Years 1 to 5		189
Expense Example, Years 1 to 10		$ 371
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			649,221.06
Class A [Member] | Senior Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 150,000,000		$ 75,000,000		$ 8,500,000
Senior Securities Coverage per Unit	[10]			$ 8,123		$ 8,074		$ 16,453
General Description of Registrant [Abstract]
Annual Dividend Payment				(0.99)		(1.06)		(0.35)
NAV Per Share				$ 10.53	[11]	$ 10.68	[11]	$ 10.6	[11]	$ 10
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	1.00%
Management Fees [Percent]		1.25%
Interest Expenses on Borrowings [Percent]	[3]	0.76%
Distribution/Servicing Fees [Percent]	[4]	1.00%
Acquired Fund Fees and Expenses [Percent]	[5]	0.64%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.41%
Total Annual Expenses [Percent]		4.06%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.15%)
Net Expense over Assets [Percent]	[7]	3.91%
Expense Example, Year 01		$ 39
Expense Example, Years 1 to 3		122
Expense Example, Years 1 to 5		207
Expense Example, Years 1 to 10		$ 425
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class C Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			138,278.578
Class C [Member] | Senior Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 150,000,000		$ 75,000,000		$ 8,500,000
Senior Securities Coverage per Unit	[10]			$ 8,123		$ 8,074		$ 16,453
General Description of Registrant [Abstract]
Annual Dividend Payment				(0.91)		(0.98)		(0.31)
NAV Per Share				$ 10.5	[11],[12]	$ 10.66	[11],[12]	$ 10.58	[11],[12]	10
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]		1.25%
Interest Expenses on Borrowings [Percent]	[3]	0.76%
Distribution/Servicing Fees [Percent]	[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[5]	0.64%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.42%
Total Annual Expenses [Percent]		3.07%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.16%)
Net Expense over Assets [Percent]	[7]	2.91%
Expense Example, Year 01		$ 29
Expense Example, Years 1 to 3		93
Expense Example, Years 1 to 5		160
Expense Example, Years 1 to 10		$ 337
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			112,996,277.887
Class I [Member] | Senior Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 150,000,000		$ 75,000,000		$ 8,500,000
Senior Securities Coverage per Unit	[10]			$ 8,123		$ 8,074		$ 16,453
General Description of Registrant [Abstract]
Annual Dividend Payment				(1.01)		(1.09)		(0.36)
NAV Per Share				$ 10.53	[11]	$ 10.68	[11]	$ 10.6	[11]	10
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]		1.25%
Interest Expenses on Borrowings [Percent]	[3]	0.76%
Distribution/Servicing Fees [Percent]	[4]	0.75%
Acquired Fund Fees and Expenses [Percent]	[5]	0.64%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.30%
Total Annual Expenses [Percent]		3.70%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.04%)
Net Expense over Assets [Percent]	[7]	3.66%
Expense Example, Year 01		$ 37
Expense Example, Years 1 to 3		113
Expense Example, Years 1 to 5		191
Expense Example, Years 1 to 10		$ 395
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,789.293
Class M [Member] | Senior Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 150,000,000		$ 75,000,000		$ 8,500,000
Senior Securities Coverage per Unit	[10]			$ 8,123		$ 8,074		$ 16,453
General Description of Registrant [Abstract]
Annual Dividend Payment				(0.93)		(1)		(0.32)
NAV Per Share				$ 10.53	[11]	$ 10.69	[11]	$ 10.58	[11]	$ 10

[1]	Investors purchasing Class A Shares may be charged a front-end sales load of up to 2.25% of the investor's gross purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Class M Shares do not charge a front-end sales load, if you purchase Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See "Plan of Distribution."
[2]	Class C Shareholders may be subject to a contingent deferred sales charge on shares redeemed during the first 12 months after their purchase.
[3]	These expenses represent interest payments in connection with the Fund’s credit facility. See “Investment Objective, Opportunities and Strategies — Leverage.”
[4]	Class C Shares and Class M Shares pay to the Distributor a distribution fee that accrues at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares or Class M Shares, respectively (the "Distribution Fee"). Class A Shares and Class C may charge a shareholder servicing fee of up to 0.25% per year (the "Shareholder Servicing Fee"). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. See "Plan of Distribution.
[5]	Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year. Acquired Fund Fees and Expenses include the fees and expenses attributable to Private Funds in which the Fund may invest, which may include carried interest, incentive fees or allocations based on performance that are paid to the manager of a Private Fund or its affiliates. The Acquired Fund Fees and Expenses disclosed are estimated based in part on the operating history of the Private Funds in which the Fund invests, which may change substantially over time. The Private Funds in which the Fund intends to invest generally charge a management fee of 0.5% to 1.5% based on the original cost of their investments, and performance or incentive fees or allocations are typically 0% to 15% of a Private Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Managers. Actual fees and expenses may be greater or less than those shown. See “Special Risks of Investing in Private Funds; Reliance on Underlying Managers —Multiple Levels of Fees and Expenses” beginning on page 59 of this Prospectus.
[6]	Other expenses include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund and fees payable to the Independent Trustees.
[7]	The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed on a monthly basis, until at least July 31, 2027, to reimburse on a 50/50 basis between the Advisor and the Sub-Advisor the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of (i) the Investment Management Fee (as defined herein), (ii) the Shareholder Servicing Fee (as defined herein), (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.25% of the average daily net assets of such Class (the “Expense Limitation”). If, while the Advisor is the investment advisor to the Fund and the Sub-Advisor is investment sub-advisor to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Advisor and Sub-Advisor shall be entitled to reimbursement by the Fund on a 50/50 basis of the other expenses borne by the Advisor and Sub-Advisor on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Advisor and Sub-Advisor will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Advisor and Sub-Advisor may recapture a Specified Expense in any year within the thirty-six (36) month period after the Advisor and Sub-Advisor bear the expense. See “Fund Expenses — Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect until at least July 31, 2027, unless and until the Board approves its renewal, modification or termination. The Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. See “Fund Expenses.”
[8]	As discussed in the Notes to Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the Fund, began on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.
[9]	Commencement of operations.
[10]	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[11]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Accordingly, the return and per share net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.
[12]	Redemption price may be reduced by contingent deferred sales charge.